Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document And Entity Information
Entity Registrant Name	BIOZONE PHARMACEUTICALS, INC.
Entity Central Index Key	0001412486
Document Type	S-1
Document Period End Date	Jun 30, 2012
Amendment Flag	true
Amendment Description	Amendment No. 1 to Form 10-Q
Current Fiscal Year End Date	--12-31
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (Unaudited) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 174,212	$ 416,333	$ 251,475
Account receivable net of allowance for doubtful accounts $113,339; $449,524; and $118,356, respectively	1,261,230	523,039	1,397,414
Inventories	2,371,318	1,819,751	2,501,110
Prepaid expenses and other current assets	562,061	145,313	43,282
Total current assets	4,368,821	2,904,436	4,193,281
Property and equipment, net	3,409,867	3,342,447	3,262,133
Deferred financing costs, net	46,498	25,319	35,363
Goodwill	1,026,984	1,026,984
Intangibles, net	219,172	247,450
Investment in unconsolidated subsidiary			42,677
Total non-current assets	4,702,521	4,642,200	3,340,173
Total Assets	9,071,342	7,546,636	7,533,454
Current liabilities:
Note payable - bank			2,502,863
Accounts payable	1,607,652	1,616,673	963,853
Accrued expenses and other current liabilities	1,082,105	1,181,852	132,889
Accrued interest	108,928	83,548
Notes payable - shareholder	1,099,715	1,099,715	1,102,926
Convertible note payable	1,258,333	2,050,000
Deferred income tax	102,022	102,022	98,750
Derivative instruments	4,572,341	883,619
Current portion of long term debt	217,755	260,741	277,299
Total current liabilities	10,048,851	7,278,170	5,078,580
Long Term Debt	2,954,013	3,037,591	3,044,074
Shareholders' deficiency
Common stock, $.001 par value, 100,000,000 shares authorized, 61,972,969; 55,181,165; and 44,749,999 shares issued and outstanding at Jun 30, 2012; December 31, 2011; and December 31, 2010, respectively	61,973	55,181	44,750
Additional paid-in capital	6,530,456	3,339,171	72,217
Accumulated deficit	(10,523,951)	(6,163,477)	(706,167)
Total shareholders' deficiency	(3,931,522)	(2,769,125)	(589,200)
Total liabilities and shareholders' deficiency	$ 9,071,342	$ 7,546,636	$ 7,533,454

Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Allowance for doubtful accounts receivable	$ 113,339	$ 449,524	$ 118,356
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	61,972,969	55,181,165	44,749,999
Common stock, shares outstanding	61,972,969	55,181,165	44,749,999

Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Sales	$ 4,912,144	$ 2,570,936	$ 8,422,186	$ 5,007,315	$ 12,605,146	$ 15,253,685
Cost of sales	(2,881,472)	(1,687,705)	(4,946,353)	(3,364,764)	(8,639,658)	(8,427,608)
Gross profit	2,030,672	883,231	3,475,833	1,642,551	3,965,488	6,826,077
Operating Expenses:
General and administrative expenses	1,318,504	1,142,497	2,911,873	2,131,662	7,452,864	6,617,249
Selling expenses	242,976	147,058	464,537	285,147
Research and development expenses	206,504	53,392	428,118	115,156	399,624	240,873
Total Operating Expenses	1,767,984	1,342,947	3,804,528	2,531,965	7,852,488	6,858,122
Income (Loss) from operations	262,688	(459,716)	(328,695)	(889,414)	(3,887,000)	(32,045)
Interest expense	(1,014,852)	(108,686)	(4,487,697)	(222,195)	(1,242,853)	(439,018)
Gain on change in fair market value of derivative liability	37,726		455,918		(281,508)
Equity in earnings (loss) unconsolidated subsidiary					(42,677)	55,305
Loss before provision for income taxes	(714,438)	(568,402)	(4,360,474)	(1,111,609)	(5,454,038)	(415,758)
Provision for income taxes					3,272	(95,945)
Net loss	$ (714,438)	$ (568,402)	$ (4,360,474)	$ (1,111,609)	$ (5,457,310)	$ (319,813)
Net loss per common share	$ (0.03)	$ (0.01)	$ (0.19)	$ (0.03)	$ (0.11)	$ (0.01)
Basic and diluted weighted average common shares outstanding	59,104,151	41,388,416	57,735,240	39,543,208	50,443,025	44,749,999

Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net loss	$ (4,360,474)	$ (1,111,609)	$ (5,457,310)	$ (319,813)
Adjustments to reconcile net loss to net cash used in operating activities:
Deferred income taxes			3,272
Bad debt expense	49,803	16,000	326,456	554,343
Depreciation and Amortization	238,734	166,650	531,844	432,566
Amortization of financing costs	3,821		160,408	7,401
Write-off obsolete inventory			1,439,616
Gain on change in fair value of derivative liability	(455,918)		281,508
Stock and warrant based compensation	120,000
Equity in loss (earnings) unconsolidated subsidiary			42,677	(55,305)
Non-cash interest expense	4,314,978		758,044
Changes in assets and liabilities:
Account receivable-trade	(787,994)	(267,038)	560,353	(650,485)
Inventories	(551,567)	(242,218)	(665,914)	(62,790)
Prepaid expenses and other current assets	(416,748)	(51,085)	(102,031)	43,879
Deferred taxes				(103,005)
Accounts payable	(9,021)	471,054	652,240	(58,845)
Accrued expenses and other current liabilities	(183,295)	167,973	1,047,884	(49,366)
Net cash used in operating activities	(2,037,681)	(850,273)	(420,953)	(261,420)
Cash flows from investing activities
Purchase of property and equipment	(277,876)	(9,376)	(575,430)	(357,610)
Cash acquired on business combination		585,720	585,720
Net cash provided by (used in) investing activities	(277,876)	576,344	10,290	(357,610)
Cash flows from financing activities
Payment of deferred financing costs	(25,000)	(150,364)	(150,364)
Repayments to short-term loan	(42,986)	(97,384)
Proceeds from convertible debt	3,750,000	2,250,000	2,750,000
Repayment of borrowings from noteholders	(2,175,000)		(2,725,904)	(92,223)
Repayments of long term debt	(83,578)	(137,371)
Proceeds from sale of common stock	650,000		705,000
Repayment of shareholder loan		(2,742)
Advance from (payment to) shareholder			(3,211)	375,321
Net cash provided by financing activities	2,073,436	1,862,139	575,521	283,098
Net increase (decrease) in cash and cash equivalents	(242,121)	1,588,210	164,858	(335,932)
Cash and cash equivalents, beginning of period	416,333	251,475	251,475	587,407
Cash and cash equivalents, end of period	174,212	1,839,685	416,333	251,475
Supplemental disclosures of cash flow information:
Interest paid	256,482	218,497	539,616	439,018
Debt discount from warrant liability	2,755,274
Conversion of convertible note payable and acrued interest to common stock			$ 509,178

Consolidated Statements of Changes in Shareholders' Deficiency (USD $)	12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Common Stock	Dec. 31, 2009 Common Stock	Dec. 31, 2011 Additional paid in capital	Dec. 31, 2010 Additional paid in capital	Dec. 31, 2011 Accumulated Deficit	Dec. 31, 2010 Accumulated Deficit
Beginning balance, Shares			44,749,999	44,749,999
Beginning balance, Value	$ (589,200)	$ (226,356)	$ 44,750	$ 44,750	$ 72,217	$ 115,248	$ (706,167)	$ (386,354)
Shares issued for acquisition, Shares			8,331,396
Shares issued for acquisition, Value	2,000,000		8,331		1,991,669
Proceeds from sale of common stock, Shares			955,000
Proceeds from sale of common stock, Value	705,000		955		704,045
Shares issued to extend maturity date of convertible notes payable, Shares			112,500
Shares issued to extend maturity date of convertible notes payable, Value	56,250		113		56,137
Shares issued upon conversion of convertible note payable, Shares			1,018,356
Shares issued upon conversion of convertible note payable, Value	509,178		1,018		508,160
Shares issued for liquidated damages, Shares			13,914
Shares issued for liquidated damages, Value	6,957		14		6,943
Distribution		(43,031)				(43,031)
Net loss for year	(5,457,310)	(319,813)					(5,457,310)	(319,813)
Ending balance, Shares			55,181,165	44,749,999
Ending balance, Value	$ (2,769,125)	$ (589,200)	$ 55,181	$ 44,750	$ 3,339,171	$ 72,217	$ (6,163,477)	$ (706,167)

Basis of Presentation	6 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation

1. Basis of Presentation

The accompanying unaudited consolidated financial statements presented herein have been prepared in accordance with the instructions to Form 10-Q and do not include all the information and note disclosures required by accounting principles generally accepted in the United States. The consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto contained in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2011 filed with the Securities and Exchange Commission (the “SEC”) on April 16, 2012. In the opinion of management, this interim information includes all material adjustments, which are of a normal and recurring nature, necessary for fair presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Estimates that are particularly susceptible to change include assumptions used in determining the fair value of securities owned and non-readily marketable securities.

The results of operations for the three and six months ended June 30, 2012 are not necessarily indicative of the results to be expected for the entire year or for any other period.

Business Description and Going Concern	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Business Description and Going Concern

2. Business Description and Going Concern

BioZone Pharmaceuticals, Inc. (formerly, International Surf Resorts, Inc.; the “Company”, “we”, “our”) was incorporated under the laws of the State of Nevada on December 4, 2006.  On March 1, 2011, we changed our name from International Surf Resorts, Inc. to BioZone Pharmaceuticals, Inc.

On May 16, 2011, we acquired substantially all of the assets and assumed all of the liabilities of Aero Pharmaceuticals, Inc. (“Aero”) pursuant to an Asset Purchase Agreement dated as of that date. Aero manufactures, markets and distributes a line of dermatological products under the trade name of Baker Cummins Dermatologicals (see Note 4).

On June 30, 2011, we acquired: (i) 100% of the outstanding common stock of BioZone Laboratories, Inc. (“BioZone Labs”) in exchange for 19,266,055 shares of our common stock; (ii) 100% of the outstanding membership interests of Equalan, LLC (“Equalan”) and Equachem, LLC (“Equachem”) in exchange for 1,027,523 and 385,321 shares of our common stock, respectively; and (iii) 45% of the outstanding membership interests of BetaZone Laboratories, LLC (“BetaZone”) in exchange for 321,101 shares of our common stock, for a total of 21 million shares.  The acquired entities shared substantially common ownership prior to the foregoing acquisition. (We refer to BioZone Labs, Equalan, Equachem and BetaZone, collectively as the “BioZone Lab Group”).

BioZone Labs was incorporated under the laws of the State of California in 1991. Equalan was formed as a limited liability company under the laws of the State of California on January 2, 2007. Equachem was formed as a limited liability company under the laws of the State of California on March 12, 2007 under the name Chemdyn, LLC and changed its name to Equachem, LLC on July 25, 2007. BetaZone was formed as a Florida limited liability company on November 7, 2006.

The BioZone Lab Group has operated since inception as a developer, manufacturer, and marketer of over-the-counter drugs and preparations, cosmetics, and nutritional supplements on behalf of health care product marketing companies and national retailers. We have been developing our proprietary drug delivery technology (the “BioZone Technology”) as an enhancement for approved, generic prescription drugs that are limited due to poor stability or bioavailability or variable absorption.

The Company accounted for the acquisition of the BioZone Lab Group as a “reverse acquisition”. Accordingly, the Company is considered the legal acquirer and the BioZone Lab Group is considered the accounting acquirer. The current and future financial statements will be those of the BioZone Lab Group, and Aero from the date of acquisition.

These consolidated financial statements are presented on the basis that we will continue as a going concern concept which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. As of June 30, 2012 we have a shareholder deficiency of $3,931,522, negative working capital of $5,680,030, and have sustained operating losses for the prior two fiscal years.  These conditions, among others, raise substantial doubt about our ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of the going concern uncertainty.

In view of these matters, realization of a major portion of the assets in the accompanying balance sheet is dependent upon continued operations of the company, which in turn is dependent upon the company's ability to meet its financing requirements, and the success of its future operations. Management believes that actions presently being taken to revise the company's operating and financial requirements provide the opportunity for the company to continue as a going concern.

Business	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Business

NOTE 1 – Business

Biozone Pharmaceuticals, Inc. (formerly, International Surf Resorts, Inc.; the “Company”, “we”, “our”) was incorporated under the laws of the State of Nevada on December 4, 2006.  On March 1, 2011, we changed our name from International Surf Resorts, Inc.to Biozone Pharmaceuticals, Inc.

On May 16, 2011, we acquired substantially all of the assets and assumed all of the liabilities of Aero Pharmaceuticals, Inc. (“Aero”) pursuant to an Asset Purchase Agreement dated as of that date. Aero manufactures markets and distributes a line of dermatological products under the trade name of Baker Cummins Dermatologicals (see Note 3).

On June 30, 2011, we acquired: (i) 100% of the outstanding common stock of BioZone Laboratories, Inc. (“BioZone Labs”) in exchange for 19,266,055 shares of our common stock; (ii) 100% of the outstanding membership interests of Equalan, LLC (“Equalan”) and Equachem, LLC (“Equachem”) in exchange for 1,027,523 and 385,321 shares of our common stock, respectively; and (iii) 45% of the outstanding membership interests of BetaZone, LLC (“BetaZone”) in exchange for 321,101 shares of our common stock. The acquired entities shared substantially common ownership prior to the foregoing acquisition. (We refer to BioZone Labs, Equalan, Equachem and BetaZone, collectively as the “BioZone Lab Group”).

BioZone Labs was incorporated under the laws of the State of California in 1991. Equalan was formed as a limited liability company under the laws of the State of California on January 2, 2007. Equachem was formed as a limited liability company under the laws of the State of California on March 12, 2007 under the name Chemdyn, LLC and changed its name to Equachem, LLC on July 25, 2007. BetaZone was formed as a Florida limited liability company on November 7, 2006.

The BioZone Lab Group has operated since inception as a developer, manufacturer, and marketer of over-the-counter drugs and preparations, cosmetics, and nutritional supplements on behalf of health care product marketing companies and national retailers. The Company has been developing our proprietary drug delivery technology (the “BioZone Technology”) as an enhancement for approved, generic prescription drugs that are limited due to poor stability or bioavailability or variable absorption.

The Company accounted for the acquisition of the BioZone Lab Group as a “reverse acquisition”. Accordingly, the Company is considered the legal acquirer and the BioZone Lab Group is considered the accounting acquirer. The current and future financial statements will be those of the BioZone Lab Group, and Aero from the date of acquisition.

These consolidated financial statements are presented on the basis that we will continue as a going concern concept which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. Our current balances of cash will not meet our working capital and capital expenditure needs for the next twelve months. In addition, as of December 31, 2011, we have a shareholder deficiency of $2,769,125 and negative working capital of $4,373,734. Because we are not currently generating sufficient cash to fund our operations and we have debt that is in default, we may need to rely on external financing to meet future operating, debt repayment and capital requirements. These conditions raise substantial doubt about our ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of the going concern uncertainty.

Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

3. Summary of Significant Accounting Policies

Revenue Recognition. We follow the guidance of the SEC’s Staff Accounting Bulletin (“SAB”) 104 for revenue recognition and Accounting Standards Codification (“ASC”) Topic 605, “Revenue Recognition”. The Company operates as a contract manufacturer and produces finished goods according to customer specifications. The agreements with customers do not contain any rights of return other than for goods that fail to meet the specifications provided by the customer. The Company has not experienced any significant returns from customers and accordingly, in management’s opinion, no reserve for returns is provided. We record revenue when persuasive evidence of an arrangement exists, services have been rendered or product delivery has occurred, the selling price to the customer is fixed or determinable and collectability of the revenue is reasonably assured.

Principles of Consolidation. The consolidated financial statements include the accounts of the Company and its subsidiaries, all of which are wholly owned, its equity investment in Betazone, Inc. and 580 Garcia Ave, LLC (“580 Garcia”) a Variable Interest Entity (“VIE”).

The Company considered the terms of its interest in 580 Garcia and determined that 580 Garcia is a VIE in accordance with ACS 810-10-55, which should be consolidated.  As of June 30, 2012, amounts included in the consolidated assets relating to 580 Garcia, which are shown in property and equipment, and consolidated liabilities, which are reported in long-term debt, total $766,205 and $2,613,675, respectively. The Company’s involvement with the entity is limited to its lease to rent the facility from 580 Garcia, with the Company as the only tenant, and the guarantee of the mortgage loan on the property of 580 Garcia. The Company’s maximum exposure to loss, based on the Company’s guarantee of the mortgage loan of 580 Garcia, is $2,613,675, which equals the carrying amount of the liability as of June 30, 2012.

Our investment in Betazone, which is our significant unconsolidated subsidiary, is accounted for using the equity method of accounting.

Convertible Instruments.  We evaluate and account for conversion options embedded in convertible instruments in accordance with ASC 815 “Derivatives and Hedging Activities”. Applicable Generally Accepted Accounting Principles (“GAAP”) requires companies to bifurcate conversion options from their host instruments and account for them as free standing derivative financial instruments according to certain criteria. The criteria include circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value under other GAAP with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument.

We account for convertible instruments (when we have determined that the embedded conversion options should not be bifurcated from their host instruments) as follows: We record when necessary, discounts to convertible notes for the intrinsic value of conversion options embedded in debt instruments based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note. Debt discounts under these arrangements are amortized over the term of the related debt to their stated date of redemption.

Common Stock Purchase Warrants. We classify as equity any contracts that require physical settlement or net-share settlement or provide us a choice of net-cash settlement or settlement in our own shares (physical settlement or net-share settlement) provided that such contracts are indexed to our own stock as defined in ASC 815-40 ("Contracts in Entity's Own Equity"). We classify as assets or liabilities any contracts that require net-cash settlement (including a requirement to net cash settle the contract if an event occurs and if that event is outside our control) or give the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement). We assess classification of our common stock purchase warrants and other free standing derivatives at each reporting date to determine whether a change in classification between assets and liabilities is required.

Our derivative instruments consisting of warrants to purchase shares of our common stock were valued using the Black-Scholes option pricing model, using the following assumptions at June 30, 2012:

Estimated dividends	None
Expected volatility	100%
Risk-free interest rate	0.83%
Expected term	4.25 years

Goodwill. Goodwill represents the excess of the consideration transferred over the fair value of net assets of business purchased. Goodwill is not being amortized but is evaluated for impairment on at least an annual basis.

NOTE 2 - Summary of Significant Accounting Policies

Basis of Consolidation

The consolidated financial statements include the accounts of Biozone Phamaceuticals, Inc. and its subsidiaries, all of which are wholly owned, its equity investment in Betazone, Inc. and its 580 Garcia Ave, a Variable Interest Entity (“VIE”).

The Company considered the terms of its interest in 580 Garcia and determined that it was a variable interest entity (VIE) in accordance with ACS 810-10-55, and that it should be consolidated. As of December 31, 2011, amounts included in the consolidated assets, which are shown in Property and equipment and consolidated liabilities, which are reported in long-term debt total $773,510 and $2,643,435, respectively relating to 580 Garcia. The Company’s involvement with the entity is limited to the lease it has to rent its facility from 580 Garcia, in which the Company is the only tenant, and the guarantee of the mortgage on the property of 580 Garcia. The Company’s maximum exposure to loss, which is based on the Company’s guarantee of the mortgage of 580 Garcia is $2,643,435, which equals the carrying amount of its liability as of December 31, 2011.

The Company considered the terms of its interest in 580 Garcia and determined that it was a variable interest entity (VIE) in accordance with ACS 810-10-55, and  that it should be  consolidated.  As of December 31, 2011, amounts included in the consolidated assets, which are shown in Property and equipment and consolidated liabilities, which are reported in long-term debt total $773,510 and $2,643,435, respectively relating to 580 Garcia. The Company’s involvement with the entity is limited to the lease it has to rent its facility from 580 Garcia, in which the Company is the only tenant, and the guarantee of the mortgage on the property of 580 Garcia. The Company’s maximum exposure to loss, which is based on the Company’s  guarantee of the mortgage of 580 Garcia is $2,643,435, which equals the carrying amount of its liability as of December 31, 2011.

Our significant unconsolidated subsidiary that is accounted for using the equity method of accounting is our investment in Betazone Laboratories LLC.

Use of Estimates

The preparation of the financial statements in conformity with Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates. These estimates and assumptions include the collectability of accounts receivable and deferred taxes and related valuation allowances. Certain of our estimates, including evaluating the collectability of accounts receivable, could be affected by external conditions, including those unique to our industry, and general economic conditions. It is possible that these external factors could have an effect on our estimates that could cause actual results to differ from our estimates. We re-evaluate all of our accounting estimates at least quarterly based on these conditions and record adjustments when necessary.

Cash and Cash Equivalents

We consider all short-term highly liquid investments with an original maturity at the date of purchase of three months or less to be cash equivalents.

Revenue Recognition

We follow the guidance of the Securities and Exchange Commission’s Staff Accounting Bulletin (“SAB”) 104 for revenue recognition and Accounting Standards Codification (“ASC”) Topic 605, “Revenue Recognition”. The Company operates as a contract manufacturer and produces finished goods according to customer specifications. The agreements with customers do not contain any rights of return other than for goods that fail to meet the specifications provided by the customer. The Company has not experienced any significant returns from customers and accordingly, in management’s opinion, no reserve for returns is provided. We record revenue when persuasive evidence of an arrangement exists, services have been rendered or product delivery has occurred, the selling price to the customer is fixed or determinable and collectability of the revenue is reasonably assured.

Accounts Receivable and Allowance for Doubtful Accounts Receivable

We have a policy of reserving for uncollectible accounts based on our best estimate of the amount of probable credit losses in our existing accounts receivable. We extend credit to our customers based on an evaluation of their financial condition and other factors. We generally do not require collateral or other security to support accounts receivable. We perform ongoing credit evaluations of our customers and maintain an allowance for potential bad debts if required.  We determine whether an allowance for doubtful accounts is required by evaluating specific accounts where information indicates the customers may have an inability to meet financial obligations. In these cases, we use assumptions and judgment, based on the best available facts and circumstances, to record a specific allowance for those customers against amounts due to reduce the receivable to the amount expected to be collected. These specific allowances are re-evaluated and adjusted as additional information is received. The amounts calculated are analyzed to determine the total amount of the allowance. We may also record a general allowance as necessary.  Direct write-offs are taken in the period when we have exhausted our efforts to collect overdue and unpaid receivables or otherwise evaluate other circumstances that indicate that we should abandon such efforts.

Inventories

Inventories are stated at the lower of cost, determined using the weighted average cost method, and net realizable value. Net realizable value is the estimated selling price, in the ordinary course of business, less estimated costs to complete and dispose of the product.

If the Company identifies excess, obsolete or unsalable items, its inventories are written down to their realizable value in the period in which the impairment is first identified. During the year ended December 31, 2011 we recorded a charge to cost of sales of $1,439,616 relating to the write-down of inventory due to obsolescence.  Shipping and handling costs incurred for inventory purchases and product shipments are recorded in cost of sales in the Company's consolidated statements of operations.

Fair Value Measurements

We adopted the provisions of ASC Topic 820, “Fair Value Measurements and Disclosures”, which defines fair value as used in numerous accounting pronouncements, establishes a framework for measuring fair value and expands disclosure of fair value measurements.

The estimated fair value of certain financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and accrued expenses are carried at historical cost basis, which approximates their fair values because of the short-term nature of these instruments. The carrying amounts of our short and long term credit obligations approximate fair value because the effective yields on these obligations, which include contractual interest rates taken together with other features such as concurrent issuances of warrants and/or embedded conversion options, are comparable to rates of returns for instruments of similar credit risk.

ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 describes three levels of inputs that may be used to measure fair value:

Level 1 — quoted prices in active markets for identical assets or liabilities
Level 2 — quoted prices for similar assets and liabilities in active markets or inputs that are observable
Level 3 — inputs that are unobservable (for example cash flow modeling inputs based on assumptions)

The warrant liabilities issued in connection with our convertible debt, classified as a level 3 liability, are the only financial liability measured at fair value on a recurring basis

We measure derivative liabilities at fair value using the Black-Scholes option pricing model with assumptions that include the fair value of the stock underlying the derivative instrument, the exercise or conversion price of the derivative instrument, the risk free interest rate for a term comparable to the term of the derivative instrument and the volatility rate and dividend yield for our common stock. For derivative instruments convertible into or exercisable for shares of our preferred stock, we considered the price per share of $.50 paid by unrelated parties as the fair value of our common stock. For derivative instruments convertible into or exercisable for shares of our common stock, we considered the results of a valuation performed by a third party specialist and other internal analyses performed by management to determine the value of our stock at the commitment dates of applicable transactions. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant. The Company has not paid dividends to date and does not expect to pay dividends in the foreseeable future due to its substantial accumulated deficit. Accordingly, expected dividends yields are currently zero. Expected volatility is based principally on an analysis of historical volatilities of similarly situated companies in the marketplace for a number of periods that is at least equal to the contractual term or estimated life of the applicable financial instrument.

We also considered the use of the lattice or binomial models with respect to valuing derivative financial instruments that feature anti-dilution price protection; however, the differences in the results are insignificant due to the low probability of triggering price adjustments in such financial instruments

Stock-based compensation

We recognize compensation expense for stock-based compensation in accordance with ASC Topic 718. For employee stock-based awards, we calculate the fair value of the award on the date of grant using the Black-Scholes method for stock options and the quoted price of our common stock for unrestricted shares; the expense is recognized over the service period for awards expected to vest. For non-employee stock-based awards, we calculate the fair value of the award on the date of grant in the same manner as employee awards. However, the awards are revalued at the end of each reporting period and the pro rata compensation expense is adjusted accordingly until such time the nonemployee award is fully vested, at which time the total compensation recognized to date equals the fair value of the stock-based award as calculated on the measurement date, which is the date at which the award recipient’s performance is complete. The estimation of stock-based awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from original estimates, such amounts are recorded as a cumulative adjustment in the period estimates are revised. We consider many factors when estimating expected forfeitures, including types of awards, employee class, and historical experience.

Property and equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is provided for on a straight-line basis over the useful lives of the assets. Expenditures for additions and improvements are capitalized; repairs and maintenance are expensed as incurred.

Goodwill

Goodwill represents the excess of the consideration transferred over the fair value of net assets of business purchased. Goodwill is not being amortized but is evaluated for impairment on at least an annual basis.

Impairment of long lived assets

Long-lived assets are reviewed for impairment when circumstances indicate the carrying value of an asset may not be recoverable. For assets that are to be held and used, impairment is recognized when the estimated undiscounted cash flows associated with the asset or group of assets is less than their carrying value. If impairment exists, an adjustment is made to write the asset down to its fair value, and a loss is recorded as the difference between the carrying value and fair value. Fair values are determined based on quoted market values, discounted cash flows or internal and external appraisals, as applicable. Assets to be disposed of are carried at the lower of carrying value or estimated net realizable value.

Income taxes

We use the asset and liability method of accounting for income taxes in accordance with ASC Topic 740, “Income Taxes.” Under this method, income tax expense is recognized for the amount of: (i) taxes payable or refundable for the current year and (ii) deferred tax consequences of temporary differences resulting from matters that have been recognized in an entity’s financial statements or tax returns. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the deferred tax assets reported if based on the weight of the available positive and negative evidence, it is more likely than not some portion or all of the deferred tax assets will not be realized.

ASC Topic 740.10.30 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Topic 740.10.40 provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. We have no material uncertain tax positions for any of the reporting periods presented.

Convertible Instruments

We evaluate and account for conversion options embedded in convertible instruments in accordance with ASC 815 “Derivatives and Hedging Activities”.

Applicable GAAP requires companies to bifurcate conversion options from their host instruments and account for them as free standing derivative financial instruments according to certain criteria. The criteria include circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value under other GAAP with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument.

We account for convertible instruments (when we have determined that the embedded conversion options should not be bifurcated from their host instruments) as follows: We record when necessary, discounts to convertible notes for the intrinsic value of conversion options embedded in debt instruments based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note. Debt discounts under these arrangements are amortized over the term of the related debt to their stated date of redemption. The embedded conversion option in connection with our convertible debt could not be exercised unless and until we completed a Qualifying Financing transaction. Accordingly, we determined based on authoritative guidance that the embedded conversion option is deemed to be a contingent conversion rather than active conversion option that did not require accounting recognition at the commitment dates of the issuances of the Notes.

Common Stock Purchase Warrants and Other Derivative Financial Instruments

We classify as equity any contracts that require physical settlement or net-share settlement or provide us a choice of net-cash settlement or settlement in our own shares (physical settlement or net-share settlement) provided that such contracts are indexed to our own stock as defined in ASC 815-40 ("Contracts in Entity's Own Equity"). We classify as assets or liabilities any contracts that require net-cash settlement (including a requirement to net cash settle the contract if an event occurs and if that event is outside our control) or give the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement). We assess classification of our common stock purchase warrants and other free standing derivatives at each reporting date to determine whether a change in classification between assets and liabilities is required.

Our derivative instruments consisting of warrants to purchase our common stock were valued using the Black-Scholes option pricing model, using the following assumptions at December 31, 2011:

Estimated dividends                             None

Expected volatility                                100%

Risk-free interest rate                           0.83%

Expected term                                        4.25 years

Concentration of Credit Risk

Financial instruments that potentially expose us to concentrations of credit risk consist principally of cash and cash equivalents. We maintain our cash accounts at high quality financial institutions with balances, at times, in excess of Federally insured limits. Management believes that the financial institutions that hold our deposits are financially sound and therefore pose minimal credit risk

Research and development

Research and development expenditures are charged to operations as incurred

Aero Acquisition	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Business Combinations [Abstract]
Aero Acquisition

4. Aero Acquisition

On May 16, 2011, we acquired the assets and assumed the liabilities of Aero in exchange for a total of 8,331,396 shares of our common stock, valued at $2 million as further described below. The acquisition was accounted for under the acquisition method of accounting.  On September 21, 2011, the Company issued 13,914 shares of common stock to Aero in consideration for the delay in filing the Company’s Registration Statement on Form S-1, as required in the Asset Purchase Agreement between the Company and Aero.  These shares were valued at $0.50 per share and the resulting amount was charged to interest expense at the time of issuance.

The Company engaged a leading financial advisory firm specializing in corporate finance and business valuation to determine the fair value of certain identifiable intangible assets of Aero which were identified based on an analysis of the transaction, a review of available supporting documents, and discussions with management.  The analysis focused on determining which components met the requirements for recognition as an intangible asset separate from goodwill under ASC 805, and had characteristics that allowed its value to be reasonably estimated. This analysis ultimately identified the acquired brands and customer relationships as the qualifying intangible assets subject to amortization, which were valued at $110,000 and $172,800, respectively.  Intangible assets recognized apart from goodwill are classified as finite lived (subject to amortization) on the basis of the intangible asset’s expected useful life, which was determined to be 5 years.

Accordingly, the purchase price has been allocated to the fair values of tangible and intangible assets acquired and liabilities assumed at the acquisition date as follows:

Financial assets	$598,168
Inventory	92,343
Property and equipment	1,377
Financial liabilities	(1,672)
Total identifiable assets	690,216
Goodwill	1,026,984
Intangibles	282,800
Total	$2,000,000

NOTE 3 – Aero Acquisition

On May 16, 2011, we acquired the assets and assumed the liabilities of Aero in exchange for a total of 8,331,396 shares of our common stock valued at $2 million. The acquisition was accounted for under the acquisition method of accounting.  On September 21, 2011, the Company issued 13,914 shares of common stock to Aero Pharmaceuticals, Inc. in consideration for the delay in filing the Company’s Registration Statement on Form S-1, as required in the Asset Purchase Agreement between the Company and Aero Pharmaceuticals, Inc.  These shares were valued at $0.50 per share and charged to interest expense.

The Company engaged a leading financial advisory firm specializing in corporate finance and business valuation to determine the fair value of certain identifiable intangible assets of Aero Pharmaceuticals, Inc., which were identified based on an analysis of the transaction, a review of available supporting documents, and discussions with management.  The analysis focused on determining which components met the requirements for recognition as an intangible asset separate from goodwill under ASC 805, and had characteristics that allowed its value to be reasonably estimated. This analysis ultimately identified the acquired brands and customer relationships as the qualifying intangible assets subject to amortization, which were valued at $110,000 and $172,800, respectively.  Intangible assets recognized apart from goodwill are classified as finite lived (subject to amortization) on the basis of the intangible asset’s expected useful life, which was determined to be 5 years.

Accordingly, the purchase price has been allocated to the fair values of tangible and intangible assets acquired and liabilities assumed at the acquisition date as follows:

Financial assets	$598,168
Inventory	92,343
Property and equipment	1,377
Financial liabilities	(1,672)
Total identifiable assets	690,216
Goodwill	1,026,984
Intangibles	282,800
$2,000,000

The following table provides unaudited pro-forma results of operations for the fiscal years ended December 31, 2011 and 2010 as if the acquisition had been consummated as of the beginning of each period presented.  The pro-forma results include the effect of certain purchase accounting adjustments, such as the estimated changes in depreciation and amortization expense on the acquired intangible assets.  However, pro-forma results do not include any anticipated cost savings or other effects of the planned integration of the companies.  Accordingly, such amounts are not necessarily indicative of the results if the acquisition had occurred on the dates indicated, or which may occur in the future.

	Pro-forma results
	Year ended December 31,
	2011	2010

Revenues	$12,712,091	$15,585,000

Loss before income taxes	(5,515,081)	(516,458)

Net loss per share	$(0.11)	$(0.01)

Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property and Equipment

5. Property and Equipment.  A summary of property and equipment and the estimated useful lives used in the computation of depreciation and amortization is as follows:

Fixed Asset	Useful Life	June 30, 2012	December 31, 2011
Vehicles	5 years	$300,370	$300,370
Furniture and Fixtures	10 years	64,539	60,936
Computers	5 years	192,342	191,206
MFG equipment	10 years	4,026,120	3,967,302
Lab Equipment	10 years	988,122	821,639
Bldg/Leasehold	19 years (remainder of lease)	1,652,065	1,608,055
Building	40 years	571,141	571,141
Land	Not depreciated	380,000	380,000
		8,174,699	7,900,649
Accumulated depreciation		(4,764,832)	(4,558,202)
Net		$3,409,867	$3,342,447

NOTE 4 – Property and Equipment

A summary of property and equipment and the estimated useful lives used in the computation of depreciation and amortization is as follows:

Fixed Asset	Useful Life	December 31, 2011	December 31, 2010

Vehicles	5 years	300,370	271,607
Furniture and Fixtures	10 years	60,936	66,195
Computers	5 years	191,206	142,978
MFG equipment	10 years	3,967,302	3,938,440
Lab Equipment	10 years	821,639	413,198
Building improvements	19 years	1,608,055	1,545,758
Building	40 years	571,141	571,141
Land	Not depreciated	380,000	380,000
		7,900,649	7,329,317
Accumulated depreciation		(4,558,202)	(4,067,184)
Net		3,342,447	3,262,133

Equity Method Investments	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Text Block [Abstract]
Equity Method Investments

6. Equity Method Investments.  Our investment in Betazone, which is our significant unconsolidated subsidiary, is accounted for using the equity method of accounting.  Summarized financial information for our investment in Betazone assuming 100% ownership interest is as follows:

	June 30, 2012	December 31, 2011
Balance sheet
Current assets	31,843	124,462
Current liabilities	226,869	131,672

Statement of operations
Revenues	17,632	315,346
Net loss	(169,922)	(102,047)

In 2011, the Company’s share of Betazone’s losses became equal in amount to the carrying value of its investment in Betazone. Accordingly, the Company suspended the equity method of accounting for its investment and no additional losses were charged to operations. The Company’s unrecorded share of losses for the six months ended June 30, 2012 totaled $76,465.

NOTE 5 – Equity Method Investments

Our significant unconsolidated subsidiary that is accounted for using the equity method of accounting is our investment in Betazone Laboratories LLC.  Summarized financial information for our Invesment in Betazone Laboratories, LLC assuming 100% ownership interest is as follows:

	2011	2010
Balance sheet
Current assets	124,462	95,054
Current Liabilities	131,672	217

Statement of operations
Revenues	315,346	225,266
Net income (loss)	(102,047)	122,901

In 2011, when the company’s share of losses equaled the carrying value of its investment, the equity method of accounting was suspended, and no additional losses were charged to operations. The company’s unrecorded share of losses for 2011 totaled $3,245.

Convertible Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Convertible Notes Payable

7. Convertible Notes Payable

The “March 2011 Notes”

On March 29, 2011, the Company sold 10% secured convertible promissory notes in the aggregate amount of $2,250,000, (the “March 2011 Notes”) and warrants (the “March 2011 Warrants”) to purchase securities of the Company in a Target Transaction Financing (as defined in the governing purchase agreement), pursuant to a Securities Purchase Agreement entered into on February 22, 2011.

The March 2011 Notes, extended as described below, originally were scheduled to mature on the earlier of October 29, 2011 or the closing date of the Target Transaction Financing. The entire principal amount and any accrued and unpaid interest was due and payable in cash on such maturity date.

We recorded the liability for the March 2011 Notes at an amount equal to the full consideration received upon issuance without considering the warrant value because the determination of the number of warrants and the exercise price of the warrants was dependent on the closing date of, and the price of securities issued in the Target Transaction Financing, which had yet to take place.

Effective October 28, 2011, the holders of the March 2011 Notes agreed to extend the maturity date of the March 2011 Notes (the “Extension Agreement”) to October 29, 2011 (see Note 5). As consideration for the agreement by the holders to enter into the Extension Agreement, the Company (i) issued to the holders an aggregate of 112,500 shares of its common stock, and (ii) paid to the holders an aggregate of $129,000 of interest for the period beginning on February 28, 2011 (the date the holders placed the principal amount in escrow) and ending on March 28, 2011. The Company agreed to provide piggyback registration rights with respect to the 112,500 shares of common stock on the same terms and conditions provided for the securities required to be registered pursuant to the registration rights obligations by the Company under the private placement transaction documents.

The Company agreed that if it failed to repay the March 2011 Notes on or before the amended maturity date, then in addition to the interest due under the March 2011 Notes, the Company would pay an additional 2% penalty (annualized) for each 30 day period during which all or any portion of the principal or accrued interest remains unpaid, subject to a maximum aggregate interest rate of 20% (the sum of the 10% interest rate plus 2% for each 30 day delay period), with such 2% penalty calculated on the full principal amount regardless of whether any portion thereof has been repaid by the Company and such full amount accruing as of the day following the amended maturity date and then upon each 30 day anniversary of the amended maturity date.

On December 8, 2011, the Company repaid $200,000 to one of the note holders. In March 2012, the Company repaid in full all of the remaining outstanding principal and accrued interest due with respect to the March 2011 Notes.

The “September 2011 Note”

On September 22, 2011, the Company issued a 10% unsecured convertible promissory note with a principal amount of $500,000 due on March 22, 2012 (the “September 2011 Note”) and a warrant (the “September 2011 Warrant”) to purchase certain securities of the Company in the Target Transaction Financing, pursuant to a Securities Purchase Agreement entered into on that date.

On November 30, 2011, the holder of the September 2011 Note converted the entire principal amount and accrued interest due with respect to the September 2011 Note into 1,018,356 shares of our common stock. In addition, we issued to the holder a warrant to purchase 500,000 shares of our common stock at an exercise price of $1.00 per share.

The “February 2012 Notes”

On February 24, 2012, we entered into a Securities Purchase Agreement with OPKO Health Inc. pursuant to which we sold a 10% secured convertible promissory note in the aggregate principal amount of $1,700,000 due two years from the date of issuance and issued warrants to purchase 8,500,000 shares of the our common stock, at an exercise price of $0.20 per share, for gross proceeds of $1,700,000.

On February 28, 2012 and February 29, 2012, we entered in a Securities Purchase Agreement with two additional buyers pursuant to which we sold an additional $600,000 aggregate principal amount of notes and issued warrants to purchase an additional 3,000,000 shares of our common stock, at an exercise price of $0.20 per share, for gross proceeds of $600,000, on the same terms as the notes and warrants issued to OPKO as described above.

In connection with the sale of the notes and the warrants, the Company and the collateral agent for the buyers entered into a Pledge and Security Agreement pursuant to which all of our obligations under the notes are secured by a first priority perfected security interest in all of our tangible and intangible assets, including all of our ownership interest in our subsidiaries.

The entire principal amount and any accrued and unpaid interest on the notes is due and payable in cash on the maturity date set forth in the notes.  The notes bear interest at the rate of 10% per annum.  The notes are convertible into shares of our common stock at an initial conversion price of $0.20 per share, subject to adjustment.  We may prepay any outstanding amount due under the notes, in whole or in part, prior to the maturity date.  The notes are subject to certain “Events of Defaults” which could cause all amounts due and owing thereunder to become immediately due and payable. Among other things, our failure to pay any accrued but unpaid interest when due, the failure to perform any obligation under the governing transaction documents or if any representation or warranty made by the Company in connection with the governing transaction documents proves to have been incorrect in any material respect constitutes an Event of Default under the governing transaction documents.

The Company is prohibited from effecting a conversion of the notes or exercise of the warrants, to the extent that as a result of such conversion or exercise the holder would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of such note or exercise of such warrant, as the case may be.

The warrants are immediately exercisable and expire ten years after the date of issuance.  The warrants have an initial exercise price of $0.40 per share. The warrants are exercisable in cash or through a “cashless exercise”.

We determined that the initial fair value of the warrants was $5,221,172 based on the Black-Scholes option pricing model, which we treated as a liability with a corresponding decrease in the carrying value of the notes.  Under authoritative guidance, the carrying value of the notes may not be reduced below zero.  Accordingly, we recorded interest expense of $2,921,172 at the time of the issuance of the notes, which is the excess of the value of the warrants over the allocated fair value of the notes.  The discount related to the notes will be amortized over the term of the notes as interest expense, calculated using an effective interest method.

The “March 2012 Purchase Order Notes”

On March 13, 2012, we sold a 10% senior convertible promissory note with a principal amount of $1,000,000 (the “Purchase Order Note”) to an accredited investor for a purchase price of $1,000,000.  The principal amount of the Purchase Order Note is payable in cash on such dates and in such amounts as set forth in the Purchase Order Note, based on the receipt of proceeds from sales to a certain vendor (the “Vendor Proceeds”).  The last date of the scheduled payments under the Purchase Order Note is referred to as the “Final Maturity Date”. All of our obligations under the Purchase Order Note are secured by a first priority security interest in the Vendor Proceeds. The holder of the notes issued in February 2012 agreed to subordinate their security interest in the Vendor Proceeds to the interest of the holder of the Purchase Order Note.

The Purchase Order Note is convertible into shares of our common stock at an initial conversion price of $1.50 per share. The Purchase Order Note bears interest at the rate of 10% per annum.  We may prepay any outstanding amounts owing under the Purchase Order Note, in whole or in part, at any time prior to the Final Maturity Date.  The entire remaining principal amount and all accrued but unpaid or unconverted interest is due and payable on the earliest of (1) the Final Maturity Date, (2) the consummation of a financing by the Company resulting in net proceeds equal to or greater than 1.5 times the remaining outstanding unconverted principal amount and (3) the occurrence of an Event of Default (as defined in the Purchase Order Note).

The Company has not recorded a BCF on the March 2011 Purchase Order Notes due to the effective conversion price being greater than the fair value of the Company’s stock at the issuance date.

The Company is prohibited from effecting a conversion of the Purchase Order Note, to the extent that as a result of such conversion, the holder would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the Purchase Order Note.

As of June 30, 2012, the Company repaid $125,000 of the Purchase Order Note.

The “April 2012 Working Capital Notes”

On April 18, 2012, we sold a 10% senior convertible promissory note with a principal amount of $250,000 (the “Working Capital Note”) to an accredited investor for a purchase price of $250,000.  The principal amount of the Working Capital Note is payable in cash on such dates and in such amounts as set forth in the Working Capital Note based on the receipt of the Vendor Proceeds.  The last date of the scheduled payments under the Working Capital Note is referred to as the “Final Maturity Date”. All of our obligations under the Purchase Order Note are secured by a first priority security interest in the Vendor Proceeds. The buyers of the February 2012 Notes agreed to subordinate their security interest in the Vendor Proceeds to the interest of the holder of the Working Capital Note.

The Working Capital Note is convertible into shares of our common stock at an initial conversion price of $1.50 per share. The Working Capital Note bears interest at the rate of 10% per annum.  We may prepay any outstanding amounts owing under the Working Capital Note, in whole or in part, at any time prior to the Final Maturity Date.  The entire remaining principal amount and all accrued but unpaid or unconverted interest is due and payable on the earliest of (1) the Final Maturity Date, (2) the consummation of a financing by the Company resulting in net proceeds equal to or greater than 1.5 times the remaining outstanding unconverted principal amount and (3) the occurrence of an Event of Default (as defined in the Working Capital Note).

The Company is prohibited from effecting a conversion of the Working Capital Note, to the extent that as a result of such conversion, the holder would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the Working Capital Note.

On June 28, 2012, the holder of the Working Capital Note exchanged such note for the June 2012 Convertible Notes described below.

The “June 2012 Working Capital Notes”

On June 13, 2012, we sold 10% promissory notes with an aggregate principal amount of $200,000 (the “June 2012 Working Capital Notes”) to accredited investors for an aggregate purchase price of $200,000. The principal amount of the June 2012 Working Capital Notes is payable in cash on the date that is the earlier of receipt by the Company of $500,000 or more from any source (other than sales in the ordinary course of business) or three months from the issuance date.

The June 2012 Working Capital Notes bear interest at the rate of 10% per annum. We may prepay any outstanding amounts owing under the June 2012 Working Capital Notes, in whole or in part, at any time prior to the maturity date.

On June 28, 2012, the holders of the June 2012 Working Capital Notes exchanged such notes for the June 2012 Convertible Notes described below.

The “June 2012 Convertible Notes”

On June 28, 2012, we issued 10% convertible promissory notes (the “June 2012 Convertible Notes”) with an aggregate principal amount of $455,274 and warrants (the “June 2012 Warrants”) to purchase 2,250,000 shares of our common stock at an exercise price of $0.40 per share to the holders of the Working Capital Notes and June 2012 Working Capital Notes with an aggregate amount of principle and accrued interest due as of such date equal to the aggregate principle amount of the June 2012 Convertible Notes. The Working Capital Notes and June 2012 Working Capital Notes were cancelled.

The June 2012 Convertible Notes bear interest at the rate of 10% per annum and mature two years from their issue date.  We may prepay any outstanding amounts owing under the June 2012 Convertible Notes, in whole or in part, at any time prior to the maturity date.  The entire remaining principal amount and all accrued but unpaid or unconverted interest is due and payable on the earlier of the Maturity Date or the occurrence of an Event of Default (each as defined in the June 2012 Convertible Notes). The June 2012 Convertible Notes are convertible into shares of our common stock at an initial conversion price of $0.20 per share.

The Company is prohibited from effecting a conversion of the June 2012 Convertible Notes or exercise of the June 2012 Warrants, to the extent that as a result of such conversion or exercise, the holder would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the June 2012 Convertible Note or exercise of the June 2012 warrant, as the case may be.

The June 2012 Warrants are exercisable immediately and expire ten years after the date of issuance and have an initial exercise price of $0.40 per share. The June 2012 Warrants are exercisable in cash or through a “cashless exercise”. We determined that the initial fair value of the June 2012 Warrants was $1,036,042 based on the Black-Scholes option pricing model, which we treated as a liability with a corresponding decrease in the carrying value of the June 2012 Convertible Notes.  Under authoritative guidance, the carrying value of the June 2012 Convertible Notes may not be reduced below zero.  Accordingly, we recorded interest expense of $580,768, which is the excess of the value of the June 2012 Warrants over the allocated fair value of the June 2012 Convertible Notes, at the time of the issuance of the June 2012 Convertible Notes.  The discount related to the June 2012 Convertible Notes will be amortized over the term of the Notes as interest expense, calculated using an effective interest method.

The following table sets forth a summary of all the outstanding convertible promissory notes at June 30, 2012:

Convertible Promissory Notes
Convertible promissory notes issued	$6,505,274
Notes repaid	(2,375,000)
Less amounts converted to common stock	(500,000)
3,630,274
Less debt discount	2,371,941
Balance June 30, 2012	$1,258,333

NOTE 6 – Convertible Notes Payable

The “March 2011 Notes”

On March 29, 2011, the Company sold 10% secured convertible promissory notes in the amount of $2,250,000, (the “March 2011 Notes”) and warrants (the “March Warrants”) to purchase securities of the Company in the Target Transaction Financing (as defined below), pursuant to a Securities Purchase Agreement entered into on February 22, 2011 (the “Securities Purchase Agreement” and the “Private Placement”).

The March 2011 Notes, extended as described below , originally were scheduled to mature on the earlier of October 29, 2011 or the closing date of the Target Transaction Financing (such earlier date, the “Maturity Date”). The entire principal amount and any accrued and unpaid interest was due and payable in cash on the Maturity Date.

We recorded the liability for the March 2011 Notes at an amount equal to the full consideration received upon issuance, without considering the Warrant value because the determination of the number of warrants and the exercise price of the warrants is dependent on the closing date of, and the price of securities issued in the Target Transaction Financing, which has yet to take place.

Effective October 28, 2011, the purchasers of the March 2011 Notes (the “Note Holders”) agreed to extend the maturity date of the Notes (the “Extension Agreement”) to October 29, 2011(the “New Maturity Date”) (see Note 5). As consideration for the agreement by the Note Holders to enter into the Extension Agreement, the Company (i) issued to the Note Holders an aggregate of 112,500 shares of its common stock, par value $0.001 per share and (ii) paid to the Investors, an aggregate of $129,000 of interest for the period beginning on February 28, 2011 (the date the Note Holders placed the principal amount in escrow) and ending on March 28, 2011. The Company agreed to provide piggyback registration rights with respect to the 112,500 shares on the same terms and conditions provided for the registrable securities in the Registration Rights Agreement contained in the Private Placement.

The Company agreed that if it fails to repay the March 2011 Notes on or before the New Maturity Date, then in addition to the interest due under the March 2011 Notes, the Company would pay an additional 2% (annualized) for each 30 day period all or any portion of the principal or accrued interest remain unpaid, subject to a maximum aggregate interest rate of 20% (the sum of the 10% interest rate plus 2% for each 30 day delay period), with such 2% being calculated on the full principal amount regardless of whether any portion thereof has been repaid by the Company and such full amount accruing as of the day following the New Maturity Date and then upon each 30 day anniversary of the New Maturity Date.

On December 8, 2011 the Company repaid $200,000 to one of the note holders.

In March 2012, the Company repaid in full all of the outstanding principal and accrued interest due with respect to the March 2011 Notes.

The “September 2011 Note”

On September 22, 2011, the Company issued a 10% unsecured convertible promissory note with a principal amount of $500,000, due on March 22, 2012 (the “September 2011 Note”) and a warrant (the “September Warrant”) to purchase certain securities of the Company in the Target Transaction Financing, pursuant to a Securities Purchase Agreement entered into on that date (the“Securities Purchase Agreement”).

On November 30, 2011, the note and accrued interest were converted into 1,018,356 shares of common stock, par value $0.001 per share.  The Company also issued the holder a warrant to purchase 500,000 shares of common stock at an exercise price of $1.00 per share.

Notes Payable - Shareholder	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Notes Payable - Shareholder

8. Notes Payable – Shareholder. This amount is due to our former Executive Vice President for advances made to the Company, bears interest at a weighted average rate of approximately 10% and is due on demand. The Company is in dispute with the shareholder as to the balance due but has recorded the full amount claimed by the shareholder.

NOTE 7 – Notes Payable – Shareholder

This amount is due to our former Executive Vice President for advances made to the Company, bears interest at a weighted average rate of approximately 10% and is due on demand. The Company is in dispute with the shareholder as to the balance due but has recorded the full amount claimed by the shareholder.

Long Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Long Term Debt

9. Long Term Debt. Long-term debt consists of:

Notes payable of BioZone Labs	June 30, 2012	December 31, 2011
Capitalized lease obligations bearing interest at rates ranging from 8.6% to 16.3%, payable in monthly installments of $168 to $1,589, inclusive of interest	$223,873	$307,255
City of Pittsburg Redevelopment Agency, 3% interest, payable in monthly installments of $3,640 inclusive of interest	242,627	257,639
Other	91,593	90,000
Notes payable of 580 Garcia Properties
Mortgage payable of 580 Garcia collateralized by the land and building payable in monthly installments of $20,794, inclusive of interest at 7.24% per annum	2,613,675	2,643,438
	$3,171,768	$3,298,332
Less: current portion	217,755	260,741
Total	$2,954,013	$3,037,591

NOTE 8 – Long Term Debt

	Year ended December 31,
Notes payable of Biozone Labs	2011	2010
Capitalized lease obligations bearing interest at rates ranging from 8.6% to 16.3%,	$307,255	$213,510
payable in monthly installments of $168 to $1,589, inclusive of interest
City of Pittsburg Redevelopment Agency, 3% interest, payable in monthly installments	257,639	304,721
of $3,640 inclusive of interest
Other	90,000	100,000
Notes payable of 580 Garcia Properties
Mortgage payable of 580 Garcia collateralized by the land and building	2,643,438	2,703,142
payable in monthly installments of $20,794, inclusive of interest at 7.24% per annum
	$3,298,332	$3,321,373
Less: current portion	260,741	277,299
	3,037,591	3,044,074

Long-term debt (excluding capital leases) matures as follow:

12/31/2012	106,797
12/31/2013	112,434
12/31/2014	118,446
12/31/2015	124,766
12/31/2016	131,695
Thereafter	2,396,940

Future minimum annual lease payments for capital leases in effect as of December 31, 2011 are as follows:

12/31/2012	153,944
12/31/2013	69,316
12/31/2014	58,214
12/31/2015	25,780
12/31/2016	-
Thereafter	-

Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Warrants

10. Warrants

The “March 2011Warrants”

In March, 2011, the Company issued the March 2011 Warrants to purchase securities of the Company in the Target Transaction Financing as defined in the governing purchase agreement (Note 7).

The March 2011 Warrants may be exercised immediately and expire five years after the date of issue. Each March 2011 Warrant has an initial exercise price of 120% of the price of the securities sold in the Target Transaction Financing (the “Financing Share Price”). The March 2011 Warrant entitles the holder to purchase the number of shares of Common Stock and/or other securities, including units of securities, sold in the Target Transaction Financing equal to the Warrant Coverage (as defined below) (a) multiplied by the principal amount of the Note (the “Purchase Price”) and (b) divided by the Financing Share Price. “Warrant Coverage” means (i) 50% if closed on or prior to 120 days, (ii) 75% if closed after 120 days but before 150 days and (iii) 100% if closed after 150 days after the closing of the Private Placement. The March 2011 Warrant is exercisable in cash or by way of a “cashless exercise” during any period that a registration statement covering the resale of the underlying shares of common stock and/or other securities issuable upon exercise of the March 2011 Warrant, or an exemption from registration is not available. The exercise price of the March 2011 Warrant is subject to a “ratchet” anti-dilution adjustment for a period of one year from the closing of the Private Placement. This adjustment provides that in the event that the Company issues certain securities at a price lower than the then applicable exercise price, the exercise price of the March 2011 Warrant will be immediately reduced to equal the price at which the Company issued the securities.

On February 28, 2012, each holder of March 2011 Warrants entered into a Cancellation Agreement, which provides, among other things, for the cancellation of the March 2011 Warrants. In exchange, the Company issued to the former holders of the March 2011 Warrants a total of 1,000,000 replacement warrants (the “Replacement Warrants”).  The Replacement Warrants may be exercised immediately and expire four years after the date of issue. Each Warrant has an initial exercise price of $0.60 per share, subject to adjustment for certain corporate reorganization transactions.

As of June 30, 2012, a total of 1,000,000 Replacement Warrants remain outstanding, with an exercise price of $0.60 per share

The “September 2011 Warrants”

In connection with the sale of the September 2011 Note, we issued the September 2011 Warrant to purchase certain securities of the Company in the Target Transaction Financing (Note 7).

The September 2011 Warrant may be exercised immediately and expires five years after the date of issue.  The September 2011 Warrant has an initial exercise price of the lower of $1.80 and 120% of the per share price in the Target Transaction Financing. The September 2011 Warrant entitles the holder to purchase the number of shares of common stock and/or other securities, including units of securities, sold in the PIPE Offering (as defined in the Warrant)  equal to the principal amount of the note issued pursuant to the Securities Purchase Agreement, divided by the lower of $1.50 and the per share price in the PIPE Offering. The September 2011 Warrant is exercisable in cash or, while a registration statement covering the resale of the underlying shares of common stock and/or other securities issuable upon exercise of the September 2011 Warrant, or an exemption from registration, is not available, by way of a “cashless exercise”. The exercise price of the September 2011 Warrant is subject to a “ratchet” anti-dilution adjustment for a period of one year from the issue date of the September 2011 Warrant. This adjustment provides that in the event that the Company issues certain securities at a price lower than the then applicable exercise price, the exercise price of the September 2011 Warrant shall be immediately reduced to equal the price at which the Company issued the securities.

On November 30, 2011, the holder of the September 2011 Note converted the entire principal amount and accrued interest due with respect to the note into 1,018,356 shares of our common stock and the September 2011 Warrant was cancelled. In exchange, we issued to the holder a Replacement Warrant to purchase 500,000 shares of our common stock at an exercise price of $1.00 per share.

On June 28, 2012, the holder of the Replacement Warrant exercised his right to acquire 500,000 shares of our common stock through the cashless exercise feature and we issued to the holder 375,000 shares of our common stock.

The “January 2012 Warrants”

On January 11, 2012 and January 25, 2012, we sold an aggregate of 1,300,000 units (the “Units”) to accredited investors. Each Unit was sold for a purchase price of $0.50 per Unit and consisted of: (i) one share of the Company’s common stock and (ii) a four-year warrant to purchase 0.5 shares of common stock at an exercise price of $1.00 per share, subject to adjustment upon the occurrence of certain events (the “January 2012 Warrants”). The January 2012 Warrants may be exercised on a cashless basis after twelve (12) months from the date of closing if there is no effective registration statement covering the resale of the underlying shares of common stock issuable upon exercise of the warrant. The January 2012 warrants provide the holder with “piggyback registration rights”, which obligate us to register the common shares underlying the warrants upon request of the holders in the event that we decide to register any of our common stock either for our own account or the account of a security holder (subject to certain exceptions).  Based on authoritative guidance, we have accounted for the January 2012 Warrants as liabilities.

As of June 30, 2012, a total of 650,000 January 2012 Warrants remain outstanding, with an exercise price of $0.50 per share.

The “February 2012 Warrants”

In connection with the sale of the February 2012 Notes, we issued the February 2012 Warrants entitling the holders to purchase up to 11,500,000 shares of our common stock (Note 7).

The February 2012 Warrants expire ten years from date of issuance and have an exercise price of $0.20 per common share. The February 2012 Warrants contain a “cashless exercise” feature and provide the holder with “piggyback registration rights”, which obligate us to register the common shares underlying the February 2011 Warrants upon request of the holder in the event that we decide to register any of our common stock either for our own account or the account of a security holder (subject to certain exceptions). Based on authoritative guidance, we have accounted for the February 2012 Warrants as liabilities. The liability for the warrants, measured at fair value, based on a Black-Scholes option pricing model, has been offset by a reduction in the carrying value of the related February 2012 Notes.

On April 25, 2012, certain holders February 2012 Warrants exercised their right to acquire 3,500,000 shares of our common stock through the cashless exercise feature and we issued to the holders a total of 2,636,804 shares of our common stock.

On July 3, 2012, the remaining holder of February 2012 Warrants exercised its right to acquire 8,500,000 shares of our common stock through the cashless exercise feature and we issued to the holder 7,650,000 shares of our common stock.

The Advisory and Consulting Warrants

As part of an Advisory and Consulting Agreement between the Company and Tekesta Capital Partners, in April 2012, we issued 200,000 warrants to purchase the Company’s common stock.  Based on authoritative guidance, we have accounted for these warrants as liabilities.

The warrants issued under the Advisory and Consulting Agreement expire five years from the date of issuance, have an exercise price of $0.60 per common share and contain a “cashless exercise” feature.

On August 2, 2012, holders of all the outstanding warrants issued under the Advisory and Consulting Agreement exercised their warrants on a cashless basis and received a total of 170,000 shares of the Company’s common stock.

“The June 2012 Warrants”

In connection with the issuance of the June 2012 Notes, we issued the June 2012 Warrants entitling the holders to purchase up to a total of 2,250,000 shares of our common stock (Note 7).

The June 2012 Warrants expire ten years from the date of issuance and have an exercise price of $0.40 per common share. The June 2012 Warrants contain a “cashless exercise” feature. These warrants provide the holder with “piggyback registration rights”, which obligate us to register the common shares underlying the warrants upon the request of the holder in the event that we decide to register any of our common stock either for our own account or the account of a security holder (subject to certain exceptions). Based on authoritative guidance, we have accounted for the June 2012 Warrants as liabilities. The liability for the June 2012 Warrants, measured at fair value, based on a Black-Scholes option pricing model, has been offset by a reduction in the carrying value of the related June 2012 Notes.

On June 28, 2012, the holders of the June 2012 Warrants exercised their rights to acquire 2,250,000 shares of our common stock through the cashless exercise feature and we issued to the holders a total of 2,025,000 shares of our common stock.

NOTE 9 – Warrants

On March 29, 2011 and September 22, 2011, the Company issued warrants to purchase securities of the Company in the Target Transaction Financing (Note 5). The Warrants are immediately exercisable and expire five years after the date of issue. Each Warrant has an initial exercise price of 120% of the price of the securities sold in the Target Transaction Financing (the “Financing Share Price”). The Warrant entitles the holder to purchase the number of shares of Common Stock and/or other securities, including units of securities, sold in the Target Transaction Financing equal to the Warrant Coverage (as defined herein) (a) multiplied by the principal amount of the Note (the “Purchase Price”) and (b) divided by the Financing Share Price. “Warrant Coverage” means (i) 50% if closed on or prior to 120 days, (ii) 75% if closed after 120 days but before 150 days and (iii) 100%, if closed after 150 days after the closing of the Private Placement. The Warrant is exercisable in cash or by way of a “cashless exercise” during any period that a registration statement covering the shares of Common Stock and/or other securities issuable upon exercise of the Warrant, or an exemption from registration, is not available. The exercise price of the Warrant is subject to a “ratchet” anti-dilution adjustment for a period of one year from the closing of the Private Placement. This adjustment provides that, in the event that the Company issues certain securities at a price lower than the then applicable exercise price, the exercise price of the Warrant will be immediately reduced to equal the price at which the Company issued the securities.

The value of the warrants have been recorded as a derivative liability.

Concentrations	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Risks and Uncertainties [Abstract]
Concentrations

11. Concentrations.  Two customers accounted for approximately 29% and 17% of our sales during the six months ended June 30, 2012 as compared to 20% and 13% of the our sales for the six months ended June 30, 2011.  Two customers accounted for approximately 31% and 26% of our sales for the three months ended June 30, 2012 as compared to 30% and 14% of our sales for the three months ended June 30, 2011.

NOTE 11 – Concentrations

Approximately, 27% and 9% of the Company’s sales for the year ended December 31, 2011 were made to two customers.  These customers accounted for 30% and 11% of the Company’s sales for the year ended December 31, 2010.

Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Contingencies

12. Contingencies

Employment Agreements

On June 30, 2011, the Company entered into three year executive employment agreements with three stockholders, Brian Keller, Christian Oertle and Daniel Fisher, to serve as our President, Chief Operating Officer and Executive Vice President, respectively. The agreements with Messrs. Keller and Fisher provide for annual salaries of $200,000 each and the agreement with Mr. Oertle provides for an annual salary of $150,000. Pursuant to the terms of the agreements, each of these stockholders is eligible to participate in the Company’s long term incentive compensation programs and is entitled to an annual bonus if the Company meets or exceeds criteria adopted by the Board, subject to certain claw back rights. The agreements provide for payments of six months’ severance in the event of early termination (other than for cause).

On January 30, 2012, Mr. Fisher was removed from his position as Executive Vice President for cause.

On February 3, 2012, Mr. Fisher resigned from his position as a director of the Company.

Leases

The Company leases its facilities under operating leases that expire at various dates.  Total rent expense under these leases is recognized ratably over the initial period of each lease.  Total rent and related expenses under operating leases were $317,282 and $337,329 for the six months ended June 30, 2012 and 2011, respectively, and $142,084 and $178,846 for the three months ended June 30, 2012 and 2011, respectively.  Operating lease obligations after 2011 relate primarily to office facilities.

Litigation

We are not involved in any pending legal proceeding or litigation that we believe would have a material impact upon our business or results of operations except as may be described below.

Aphena Pharma Solutions – Maryland, LLC f/k/a Celeste Contract Packaging, LLC, v. BioZone Laboratories, Inc. and BioZone Pharmaceuticals, Inc. and Daniel Fisher, DISTRICT COURT FOR THE DISTRICT OF MARYLAND NORTHERN DIVISION Case 1:12-cv-00852-WDQ

An action was initiated recently against BioZone Labs, BioZone Pharma and a former officer and director in the United States District Court for the District of Maryland.  The complaint in that matter, which was filed on March 19, 2012, alleges breach of contract and other commercial wrongdoing in connection with a single purchase order issued during early 2010 relating to the development of certain over the counter products to treat cough and cold symptoms.  Although the complaint does not specify the amount of plaintiff’s alleged monetary damages, plaintiff’s payment associated with the purchase order was less than $190,000.  Accordingly, although our investigation into the matter is still in its earliest stages, we do not believe it will have a material impact on our business.   In addition, to the best of our knowledge, no governmental authority is contemplating any proceeding to which we are a party, which would reasonably be likely to have a material adverse effect on our business or results of operations.

Daniel Fisher v. BiZone Pharmaceuticals, Inc., Elliot Maza, Brauser Honig Frost Group, Michael Brauser, Barry Honig, and The Frost Group LLC, United States District Court, Northern District of California, No. 12-03716

On July 16, 2012, Daniel Fisher, a former officer and director of the Company, commenced an action in the United States District Court for the Northern District of California against the Company and certain officers and investors thereof.  Fisher asserts claims for breach of contract, conversion, wrongful termination, and unjust enrichment, and violation of the federal whistleblower statute arising from his former role as an officer and director of the Company and certain contractual agreements that he entered into with the Company.  Mr. Fisher seeks $23 million in damages as against all defendants.

The Company disputes Fisher’s allegations, intends to vigorously defend them, and has filed an action against Fisher in New York described below.

BioZone Pharmaceuticals, Inc. v. Daniel Fisher and 580 Garcia Properties, LLC, Supreme Court of the State of New York, County of New York, No. 652489/2012

On July 18, 2012, the Company commenced an action in New York State Court against Fisher and 580 Garcia Properties, LLC alleging breach of contract, breach of fiduciary duty, negligence, and fraud claims arising from Fisher’s former role as an officer and director of the Company.  The Company is seeking $2 million in damages, together with the cancellation of 6.65 million shares of the Company’s stock, and Fisher’s forfeiture of property located at 580 Garcia Avenue, Pittsburg, CA, which property is used by the Company as a warehouse facility.

NOTE 12 – Contingencies

Employment Agreements

On June 30, 2011, the Company entered into three year executive employment agreements with three stockholders, Brian Keller, Christian Oertle and Daniel Fisher, to serve as our President, Chief Operating Officer and Executive Vice President, respectively. The agreements with Messrs. Keller and Fisher provide for annual salaries of $200,000 each and the agreement with Mr. Oertle provides for an annual salary of $150,000. Pursuant to the terms of the agreements, each of these stockholders is eligible to participate in the Company’s long term incentive compensation programs and is entitled to an annual bonus if the Company meets or exceeds criteria adopted by the Compensation Committee of the Board, subject to certain claw back rights. The agreements provide for payments of six months’ severance in the event of early termination (other than for cause).

Leases

The Company leases its facilities under operating leases that expire at various dates.  Total rent expense under these leases is recognized ratably over the initial renewal period of each lease. The following table presents future minimum lease commitments under non-cancelable operating leases at December 31, 2011:

2012	$466,414
2013	442,623
2014	442,623
2015	211,022
2016	63,481
Thereafter	-
$1,626,163

Total rent and related expenses under operating leases were $411,551 and $403,669 for the years ended December 31, 2011, 2010 respectively. Operating lease obligations after 2011 relate primarily to office facilities

Litigation

We are not involved in any pending legal proceeding or litigation that we believe would have a material impact upon our business or results of operations.  An action was initiated recently against BioZone Labs, BioZone Pharma and a former officer and director in the United States District Court for the District of Maryland.  The complaint in that matter, which was filed on March 19, 2012, alleges breach of contract and other commercial wrongdoing in connection with a single purchase order issued during early 2010 relating to the development of certain over the counter products to treat cough and cold symptoms.  Although the complaint does not specify the amount of plaintiff’s alleged monetary damages, plaintiff’s payment associated with the purchase order was less than $190,000.  Accordingly, although our investigation into the matter is still in its earliest stages, we do not believe it will have a material impact on our business.   In addition, to the best of our knowledge, no governmental authority is contemplating any proceeding to which we are a party, which would reasonably be likely to have a material adverse effect on our business or results of operations.

Capital Deficiency	6 Months Ended
Jun. 30, 2012
Equity Method Investments and Joint Ventures [Abstract]
Capital Deficiency

13. Capital Deficiency

On January 11, 2012 and January 25, 2012, the Company sold an aggregate of 1,300,000 Units to accredited investors. Each Unit was sold for a purchase price of $0.50 per Unit and consists of: (i) one share of Common Stock and (ii) a four-year warrant to purchase 0.5 share of Common Stock purchased at an exercise price of $1.00 per share, subject to adjustment upon the occurrence of certain events.

On February 27, 2012, the Company issued warrants to purchase 1,000,000 shares of the Company’s common stock at an exercise price of $0.60 per share to the former holders of the March 2011 Notes described in Note 7 – Convertible Notes Payable in connection with the repayment of those notes.

On March 1, 2012, the Company issued 455,000 shares of its common stock to certain individuals who previously purchased shares of the Company's common stock on November 3, 2011 at a purchase price of $1.00 per share.

On April 25, 2012, the Company issued 2,636,804 shares of common stock upon the cashless exercise of warrants to purchase 3,000,000 shares.

On June 28, 2012, the Company issued 2,400,000 shares of common stock upon the cashless exercise of warrants to purchase 2,750,000 shares.

Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Taxes	14. Income Taxes. No provision for income taxes has been recorded due to the 100% valuation allowance provided against net operating loss carry forwards.

NOTE 10 – Income Taxes

The reconciliation of income tax benefit at the U.S. statutory rate of 34% for the years ended December 31, 2011 and 2010 to the Company’s effective tax rate is as follows:

	Year ended December 31,
	2011	2010
U.S. federal statutory rate	-34.0%	-34.0%
State income tax, net of federal benefit	-6.0%	-6.0%
Permanent differences	8.7%	0.0%
Increase in valuation allowance	31.9%	28.0%
Income tax provision (benefit)	0.6%	-12.0%

The benefit for income tax is summarized as follows:

	Year ended December 31,
	2011	2010
Federal:
Current	$-	$-
Deferred	(1,693,454)	(81,553)
State and local:
Current	-
Deferred	(298,845)	(14,392)
Change in valuation allowance	1,995,571	-
Income tax provision (benefit)	$3,272	$(95,945)

The tax effects of temporary differences that give rise to the Company’s net deferred tax liability as of December 31, 2011 and 2010 are as follows:

	Year ended December 31,
	2011	2010
Deferred tax assets
Net operating losses	$1,003,188	$274,138
Allowance for doubtful accounts	179,810	47,342
	1,182,998	321,480
Less: valuation allowance	(1,182,998)	(274,138)
	-	47,342
Deferred tax liability
Depreciation	102,022	(146,092)
Total deferred tax liability	$102,022	$(98,750)

As of December 31, 2011 and 2010, the Company had approximately $2,500,000 and $685,000 of federal and state net operating loss carryovers (“NOLs”) which begin to expire in 2028. Utilization of the NOLs may be subject to limitation under the Internal Revenue Code Section 382 should there be a greater than 50% ownership change as determined under regulations. The change in ownership occurred of the Company that in June 2011 resulted in an annual limitation on the usage of the Company’s pre-acquisition net operating loss carryforwards.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based on the assessment, management has established a full valuation allowance against all of the deferred tax asset relating to NOLs for every period because it is more likely than not that all of the deferred tax asset will not be realized.

The Company files U.S. federal and states of California tax returns that are subject to audit by tax authorities beginning with the year ended December 31, 2008.The Company’s policy is to classify assessments, if any, for tax and related interest and penalties as tax expense. We do not currently have any ongoing tax examinations.

Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

15. Subsequent Events

Management has evaluated events occurring after the date of these financial statements through the date these financial statements were issued. There were no material subsequent events as of that date other than disclosed below.

On July 3, 2012,  the holder of February 2012 Warrants exercised its right to acquire 8,500,000 shares of our common stock through the cashless exercise feature and we issued to the holder 7,650,000 shares of our common stock.

On August 2, 2012, the holder of all the outstanding Advisory and Consulting Warrants exercised their warrants through the cashless exercise feature and received a total of 170,000 shares of the Company’s common stock.

NOTE 13 - Subsequent Events

On January 11, 2012, the Company sold an aggregate of 600,000 units (the “Units”) with gross proceeds to the Company of $300,000. Each Unit was sold for a purchase price of $0.50 per Unit and consists of: (i) one share of Common Stock and (ii) a four-year warrant to purchase 300,000 shares of Common Stock purchased at an exercise price of $1.00 per share, subject to adjustment upon the occurrence of certain events. The warrants may be exercised on a cashless basis after twelve (12) months from the date of closing, if there is no effective registration statement covering the shares of Common Stock issuable upon exercise of the Warrant.

On January 25, 2012, the Company sold an aggregate of 700,000 units (the “Units”) with gross proceeds to the Company of $350,000.

Each Unit was sold for a purchase price of $0.50 per Unit and consists of: (i) one share of Common Stock and (ii) a four-year warrant to purchase 350,000 shares of Common Stock at an exercise price of $1.00 per share, subject to adjustment upon the occurrence of certain events. The warrants may be exercised on a cashless basis after twelve (12) months from the date of closing, if there is no effective registration statement covering the shares of Common Stock issuable upon exercise of the Warrant.

On January 30, 2012, the Board of Directors of the Company removed Daniel Fisher from his position as the Company’s Executive Vice President. Mr. Fisher resigned from his position as Director on February 3, 2012.

On February 24, 2012, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with a purchaser (the “Buyer”) pursuant to which the Company sold (i) $1,700,000 of its 10% secured convertible promissory note (the “Note”) due two years from the date of issuance (the “Maturity Date”) and (ii) warrants (the “Warrants”) to purchase 8,500,000 shares of the Company’s common stock at an exercise price of $0.40 per share for gross proceeds to the Company of $1,700,000. On February 28, 2012 and February 29, 2012, the Company sold an additional $600,000 of its Notes and issued Warrants to purchase an additional 3,000,000 shares of the Company’s common stock to additional Buyers for gross proceeds to the Company of $600,000.

The entire principal amount and any accrued and unpaid interest on the Notes shall be due and payable in cash on the Maturity Date.  The Notes bear interest at the rate of 10% per annum.  The Notes are convertible into shares of the Company’s common stock at an initial conversion price of $0.20 per share, subject to adjustment.  The Company may prepay any outstanding amount due under the Notes, in whole or in party, prior to the Maturity Date.  The Notes are subject to certain “Events of Defaults” which could cause all amounts due and owing thereunder to become immediately due and payable. Among other things, the Company's failure to pay any accrued but unpaid interest when due, the failure to perform any obligation under the Transaction Documents (as defined herein) or if any representation or warranty made by the Company in connection with the Transaction Documents shall prove to have been incorrect in any material respect, shall constitute an Event of Default under the Transaction Documents.

The Warrant is immediately exercisable and expires ten years after the date of issuance.  The Warrant has an initial exercise price of $0.40 per share.   The Warrant is exercisable in cash or, while a registration statement covering the shares of Common Stock issuable upon exercise of the Warrant, or an exemption from registration, is not available, by way of a “cashless exercise”.

The Company is prohibited from effecting a conversion of the Notes or exercise of the Warrants, to the extent that as a result of such conversion or exercise, the Buyer would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of such Note or exercise of such Warrant, as the case may be.

In connection with the sale of the Notes and the Warrants, the Company and the collateral agent for the Buyers entered into a Pledge and Security Agreement (the “Security Agreement” and, collectively with the Securities Purchase Agreement, the Note and the Warrant, the “Transaction Documents”) pursuant to which all of the Company’s obligations under the Notes are secured by a first priority perfected security interest in all of the tangible and intangible assets of the Company, including all of its ownership interest in its subsidiaries.

On February 27, 2012, the Company issued warrants to purchase 1,000,000 shares of the Company’s common stock at an exercise price of $0.60 per share to the former holders of the March 2011 Notes described in Note 6 – Convertible Notes Payable in connection with the repayment of those notes.

On March 1, 2012, the Company issued 455,000 shares of its common stock to certain individuals who previously purchased shares of the Company's common stock on November 3, 2011 at a purchase price of $1.00 per share.

On March 13, 2012, the “Company sold a 10% senior convertible promissory note (the “Note”) to an accredited investor (the “Investor”) for an aggregate purchase price of $1,000,000.  The principal amount of the Note is payable in cash on such dates and in such amounts as set forth in the Note, based on the receipt of proceeds from sales to a certain vendor (the “Vendor Proceeds”).  The last date of such scheduled payment shall be referred to as the “Final Maturity Date”.

The Note bears interest at the rate of 10% per annum.  The Company may prepay any outstanding amounts owing under the Note, in whole or in part, at any time prior to the Final Maturity Date.  The entire remaining principal amount and all accrued but unpaid or unconverted interest thereof, shall be due and payable on the earliest of (1) the Final Maturity Date, (2) the consummation of a financing by the Company resulting in net proceeds equal to or greater than 1.5 times the remaining outstanding unconverted principal amount hereunder and (3) the occurrence of an Event of Default (as defined in the Note). The Note is convertible into shares of the Company’s common stock at an initial conversion price of $1.50 per share.

The Company is prohibited from effecting a conversion of the Note, to the extent that as a result of such conversion, the Investor would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the Note.

All of the Company’s obligations under the Note are secured by a first priority security interest in the Vendor Proceeds.

Certain holders of senior secured indebtedness of the Company agreed to subordinate their security interest in the Vendor Proceeds to the interest of the Investor under the Note.

Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Revenue Recognition Policy
Revenue Recognition. We follow the guidance of the SEC’s Staff Accounting Bulletin (“SAB”) 104 for revenue recognition and Accounting Standards Codification (“ASC”) Topic 605, “Revenue Recognition”. The Company operates as a contract manufacturer and produces finished goods according to customer specifications. The agreements with customers do not contain any rights of return other than for goods that fail to meet the specifications provided by the customer. The Company has not experienced any significant returns from customers and accordingly, in management’s opinion, no reserve for returns is provided. We record revenue when persuasive evidence of an arrangement exists, services have been rendered or product delivery has occurred, the selling price to the customer is fixed or determinable and collectability of the revenue is reasonably assured.

Principles of Consolidation
Principles of Consolidation. The consolidated financial statements include the accounts of the Company and its subsidiaries, all of which are wholly owned, its equity investment in Betazone, Inc. and 580 Garcia Ave, LLC (“580 Garcia”) a Variable Interest Entity (“VIE”).

The Company considered the terms of its interest in 580 Garcia and determined that 580 Garcia is a VIE in accordance with ACS 810-10-55, which should be consolidated.  As of June 30, 2012, amounts included in the consolidated assets relating to 580 Garcia, which are shown in property and equipment, and consolidated liabilities, which are reported in long-term debt, total $766,205 and $2,613,675, respectively. The Company’s involvement with the entity is limited to its lease to rent the facility from 580 Garcia, with the Company as the only tenant, and the guarantee of the mortgage loan on the property of 580 Garcia. The Company’s maximum exposure to loss, based on the Company’s guarantee of the mortgage loan of 580 Garcia, is $2,613,675, which equals the carrying amount of the liability as of June 30, 2012.

Our significant unconsolidated subsidiary, which is accounted for using the equity method of accounting, is our investment in Betazone.

Convertible Instruments Policy
Convertible Instruments.  We evaluate and account for conversion options embedded in convertible instruments in accordance with ASC 815 “Derivatives and Hedging Activities”. Applicable Generally Accepted Accounting Principles (“GAAP”) requires companies to bifurcate conversion options from their host instruments and account for them as free standing derivative financial instruments according to certain criteria. The criteria include circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value under other GAAP with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument.

We account for convertible instruments (when we have determined that the embedded conversion options should not be bifurcated from their host instruments) as follows: We record when necessary, discounts to convertible notes for the intrinsic value of conversion options embedded in debt instruments based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note. Debt discounts under these arrangements are amortized over the term of the related debt to their stated date of redemption.

Common Stock Purchase Warrants. We classify as equity any contracts that require physical settlement or net-share settlement or provide us a choice of net-cash settlement or settlement in our own shares (physical settlement or net-share settlement) provided that such contracts are indexed to our own stock as defined in ASC 815-40 ("Contracts in Entity's Own Equity"). We classify as assets or liabilities any contracts that require net-cash settlement (including a requirement to net cash settle the contract if an event occurs and if that event is outside our control) or give the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement). We assess classification of our common stock purchase warrants and other free standing derivatives at each reporting date to determine whether a change in classification between assets and liabilities is required.

Our derivative instruments consisting of warrants to purchase shares of our common stock were valued using the Black-Scholes option pricing model, using the following assumptions at June 30, 2012:

Estimated dividends	None
Expected volatility	100%
Risk-free interest rate	0.83%
Expected term	4.25 years

Goodwill Policy
Goodwill. Goodwill represents the excess of the consideration transferred over the fair value of net assets of business purchased. Goodwill is not being amortized but is evaluated for impairment on at least an annual basis.

Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Schedule of derivative instruments assumptions
Estimated dividends	None
Expected volatility	100%
Risk-free interest rate	0.83%
Expected term	4.25 years

Aero Acquisition (Tables)	6 Months Ended
Jun. 30, 2012
Business Combinations [Abstract]
Schedule of Purchase Price Allocation
Financial assets	$598,168
Inventory	92,343
Property and equipment	1,377
Financial liabilities	(1,672)
Total identifiable assets	690,216
Goodwill	1,026,984
Intangibles	282,800
Total	2,000,000

Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Fixed Asset	Useful Life	June 30, 2012	December 31, 2011
Vehicles	5 years	300,370	300,370
Furniture and Fixtures	10 years	64,539	60,936
Computers	5 years	192,342	191,206
MFG equipment	10 years	4,026,120	3,967,302
Lab Equipment	10 years	988,122	821,639
Bldg/Leasehold	19 years (remainder of lease)	1,652,065	1,608,055
Building	40 years	571,141	571,141
Land	Not depreciated	380,000	380,000
		8,174,699	7,900,649
Accumulated depreciation		(4,764,832)	(4,558,202)
Net		3,409,867	3,342,447

Long Term Debt (Tables)	6 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
Schedule of Notes Payable
Notes payable of BioZone Labs	June 30, 2012	December 31, 2011
Capitalized lease obligations bearing interest at rates ranging from 8.6% to 16.3%, payable in monthly installments of $168 to $1,589, inclusive of interest	$223,873	$307,255
City of Pittsburg Redevelopment Agency, 3% interest, payable in monthly installments of $3,640 inclusive of interest	242,627	257,639
Other	91,593	90,000
Notes payable of 580 Garcia Properties
Mortgage payable of 580 Garcia collateralized by the land and building payable in monthly installments of $20,794, inclusive of interest at 7.24% per annum	2,613,675	2,643,438
	$3,171,768	$3,298,332
Less: current portion	217,755	260,741
Total	$2,954,013	$3,037,591

Summary of Significant Accounting Policies (Details Narrative) (580 Garcia Ave, LLC, USD $)	Jun. 30, 2012
580 Garcia Ave, LLC
Property and equipment	$ 766,205
Long-term debt	2,613,675
Guarantee of the mortgage loan	$ 2,613,675

Summary of Significant Accounting Policies (Details)	6 Months Ended
Jun. 30, 2012
Summary Of Significant Accounting Policies Details
Method Used	Black-Scholes option pricing model
Expected volatility (in percent)	100.00%
Risk - free interest rate (in percent)	0.83%
Expected term	4 years 3 months

Aero Acquisition (Details Narrative) (USD $)	Mar. 01, 2012	Sep. 21, 2011 Aero Pharmaceuticals, Inc. ("Aero")	May 16, 2011 Aero Pharmaceuticals, Inc. ("Aero")
Acquisition Date			May 16, 2011
Number of shares issued for acquisition (in shares)			8,331,396
Purchase price			$ 2,000,000
Accounting method			Acquisition Method
Shares issued for liquidated damages, shares (in shares)		13,914
Share price (in dollars per share)	$ 1	$ 0.5

Aero Acquisition (Details Narrative 2) (Aero Pharmaceuticals, Inc. ("Aero"), USD $)	0 Months Ended
May 16, 2011
Intangible assets acquired	$ 282,800
Useful life of intengible assets acquired	5 years
Acquired brands
Intangible assets acquired	110,000
Customer relationships
Intangible assets acquired	$ 172,800

Aero Acquisition (Details) (Aero Pharmaceuticals, Inc. ("Aero"), USD $)	May 16, 2011
Aero Pharmaceuticals, Inc. ("Aero")
Financial assets	$ 598,168
Inventory	92,343
Property and equipment	1,377
Financial liabilities	(1,672)
Total identifiable assets	690,216
Goodwill	1,026,984
Intangibles	282,800
Total	$ 2,000,000

Property and Equipment (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Vehicles	Dec. 31, 2011 Vehicles	Jun. 30, 2012 Furniture and Fixtures	Dec. 31, 2011 Furniture and Fixtures	Jun. 30, 2012 Computers	Dec. 31, 2011 Computers	Jun. 30, 2012 MFG equipment	Dec. 31, 2011 MFG equipment	Jun. 30, 2012 Lab Equipment	Dec. 31, 2011 Lab Equipment	Jun. 30, 2012 Bldg/Leasehold		Dec. 31, 2011 Bldg/Leasehold	Jun. 30, 2012 Building	Dec. 31, 2011 Building	Jun. 30, 2012 Land		Dec. 31, 2011 Land
Useful Life				5 years		10 years		5 years		10 years		10 years		19 years	[1]		40 years
Gross	$ 8,174,699	$ 7,900,649		$ 300,370	$ 300,370	$ 64,539	$ 60,936	$ 192,342	$ 191,206	$ 4,026,120	$ 3,967,302	$ 988,122	$ 821,639	$ 1,652,065		$ 1,608,055	$ 571,141	$ 571,141	$ 380,000	[2]	$ 380,000	[2]
Accumulated depreciation	(4,764,832)	(4,558,202)
Net	$ 3,409,867	$ 3,342,447	$ 3,262,133

[1]	remainder of lease
[2]	Not depreciated

Convertible Notes Payable (Details Narrative) (USD $)	6 Months Ended		12 Months Ended		0 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 08, 2011 March 2011 Notes (10% secured convertible promissory notes) N	Mar. 29, 2011 March 2011 Notes (10% secured convertible promissory notes)
Short-term Debt [Line Items]
Aggregate amount of convertible promissory notes	$ 1,258,333		$ 2,050,000			$ 2,250,000
Common stock issued to notes payable holders						112,500
Aggregate amount interest						129,000
Common stock issued to notes payable holders under piggyback registration rights						112,500
Additional penalty on any unpaid amount for each 30 day period (in percent)						2.00%
Maximum aggregate interest rate (in percent)						20.00%
Repayments of convertible promissory notes	$ 2,175,000		$ 2,725,904	$ 92,223	$ 200,000
Number of note holders to payment made					1

Convertible Notes Payable (Details Narrative 2) (USD $)	Jun. 30, 2012	Jun. 28, 2012	Apr. 25, 2012	Feb. 27, 2012 Purea	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2011 September 2011 Warrants Purea	Nov. 30, 2011 September2011NotesMember	Mar. 22, 2012 September2011NotesMember
Short-term Debt [Line Items]
Aggregate amount of convertible promissory notes	$ 1,258,333				$ 2,050,000				$ 500,000
Common stock issued to notes payable holders								1,018,356
Number of warrants purchased		2,750,000	3,000,000	1,000,000			500,000
Exercise price (in dollars per unit)				0.6			1

Convertible Notes Payable (Details Narrative 3) (USD $)	6 Months Ended						0 Months Ended			6 Months Ended		0 Months Ended
	Jun. 30, 2012	Jun. 28, 2012	Apr. 25, 2012	Feb. 27, 2012 Purea	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 February 2012 Warrants Purea	Feb. 29, 2012 February 2012 Warrants Purea	Feb. 24, 2012 February 2012 Warrants Purea	Jun. 30, 2012 February 2012 Warrants Purea	Apr. 25, 2012 February 2012 Warrants	Feb. 29, 2012 February 2012 Notes (10% secured convertible promissory note)	Feb. 24, 2012 February 2012 Notes (10% secured convertible promissory note)	Jun. 30, 2012 February 2012 Notes (10% secured convertible promissory note)
Aggregate amount of convertible promissory notes	$ 1,258,333				$ 2,050,000								$ 1,700,000
Expiration period													2 years
Number of warrants purchased		2,750,000	3,000,000	1,000,000			11,500,000	3,000,000	8,500,000	11,500,000	3,500,000
Exercise price (in dollars per unit)				0.6			0.2	0.2	0.2	0.2
Warrants purchased								600,000	1,700,000
Proceeds from convertible promissory notes	6,505,274											600,000
Interest rate (in percent)														10.00%
Notes payable, Conversion price (in dollars per share)														$ 0.2
Prohibition to conversion of Note Payable										A conversion of the notes or exercise of the warrants, to the extent that as a result of such conversion or exercise, the holder would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of such note or exercise of such warrant, as the case may be.
Expiration period							10 years			10 years
Initial exercise price (in dollars per share)							$ 0.4			$ 0.4
Warrants fair value							5,221,172			5,221,172
Aggregate amount interest										$ 2,921,172

Convertible Notes Payable (Details Narrative 4) (USD $)	6 Months Ended		12 Months Ended		0 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Mar. 13, 2012 March 2012 Purchase Order Notes (10% senior convertible promissory)	Jun. 30, 2012 March 2012 Purchase Order Notes (10% senior convertible promissory)
Short-term Debt [Line Items]
Aggregate amount of convertible promissory notes	$ 1,258,333		$ 2,050,000		$ 1,000,000
Proceeds from convertible promissory notes	6,505,274				1,000,000
Notes payable, Conversion price (in dollars per share)					$ 1.5
Prohibition to conversion of Note Payable

A conversion of the Purchase Order Note, to the extent that as a result of such conversion, the holder would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the Purchase Order Note.

Notes payable, Payment Terms					(1) the Final Maturity Date, (2) the consummation of a financing by the Company resulting in net proceeds equal to or greater than 1.5 times the remaining outstanding unconverted principal amount and (3) the occurrence of an Event of Default (as defined in the Purchase Order Note)
Repayments of convertible promissory notes	$ 2,175,000		$ 2,725,904	$ 92,223		$ 125,000

Convertible Notes Payable (Details Narrative 5) (USD $)	6 Months Ended			0 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 18, 2012 April 2012 Working Capital Notes (10% senior convertible promissory note)
Short-term Debt [Line Items]
Aggregate amount of convertible promissory notes	$ 1,258,333	$ 2,050,000		$ 250,000
Proceeds from convertible promissory notes	$ 6,505,274			$ 250,000
Notes payable, Conversion price (in dollars per share)				$ 1.5
Notes payable, Payment Terms				(1) the Final Maturity Date, (2) the consummation of a financing by the Company resulting in net proceeds equal to or greater than 1.5 times the remaining outstanding unconverted principal amount and (3) the occurrence of an Event of Default (as defined in the Working Capital Note).
Prohibition to conversion of Note Payable				A conversion of the Purchase Order Note, to the extent that as a result of such conversion, the holder would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the Purchase Order Note.

Convertible Notes Payable (Details Narrative 6) (USD $)	6 Months Ended			0 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 13, 2012 June 2012 Working Capital Notes (10% promissory note)
Short-term Debt [Line Items]
Aggregate amount of convertible promissory notes	$ 1,258,333	$ 2,050,000		$ 200,000
Proceeds from convertible promissory notes	$ 6,505,274			$ 200,000
Payment Terms

The principal amount of the June 2012 Working Capital Notes is payable in cash on the date that is the earlier of receipt by the Company of $500,000 or more from any source (other than sales in the ordinary course of business) or three months from the issuance date.

Convertible Notes Payable (Details Narrative 7) (USD $)	Jun. 30, 2012	Jun. 28, 2012	Apr. 25, 2012	Feb. 27, 2012 Purea	Dec. 31, 2011	Dec. 31, 2010	Jun. 28, 2012 June 2012 Warrants	Jun. 30, 2012 June 2012 Warrants Purea	Jun. 28, 2012 June 2012 Convertible Notes (10% convertible promissory notes)
Short-term Debt [Line Items]
Aggregate amount of convertible promissory notes	$ 1,258,333				$ 2,050,000				$ 455,274
Notes payable, Conversion price (in dollars per share)									$ 0.2
Prohibition to conversion of Note Payable									A conversion of the June 2012 Convertible Notes or exercise of the June 2012 Warrants, to the extent that as a result of such conversion or exercise, the holder would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the June 2012 Convertible Note or exercise of the June 2012 warrant, as the case may be.
Aggregate amount interest									580,768
Number of warrants purchased		2,750,000	3,000,000	1,000,000			2,250,000	2,250,000
Expiration period								10 years
Exercise price (in dollars per share)				0.6				0.4
Warrants fair value							1,036,042	1,036,042
Beneficial conversion feature							$ 580,768

Convertible Notes Payable (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Convertible Promissory Notes
Convertible promissory notes issued	$ 6,505,274
Notes repaid	(2,375,000)
Less amounts converted to common stock	(500,000)	705,000
Convertible promissory notes before discount	3,630,274
Less debt discount	2,371,941
Balance June 30, 2012	$ 1,258,333	$ 2,050,000

Long Term Debt (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Capitalized lease obligations	Dec. 31, 2011 Capitalized lease obligations	Jun. 30, 2012 City of Pittsburg Redevelopment Agency	Dec. 31, 2011 City of Pittsburg Redevelopment Agency	Jun. 30, 2012 Other	Dec. 31, 2011 Other	Jun. 30, 2012 Notes Payable 580 Garcia Properties	Dec. 31, 2011 Notes Payable 580 Garcia Properties
Other Long-term Debt	$ 3,171,768	$ 3,298,332		$ 223,873	$ 307,255	$ 242,627	$ 257,639	$ 91,593	$ 90,000	$ 2,613,675	$ 2,643,438
Less: current portion	217,755	260,741
Total	2,954,013	3,037,591	3,044,074
Interest rate, Minimum (in percent)				8.60%
Interest rate, Maximum (in percent)				16.30%
Repayment of installment, Minimum				168
Repayment of installment, Maximum				1,589
Interest rate (in percent)						3.00%				7.24%
Repayment of installment						$ 3,640				$ 20,794
Frequency of periodic payment				Monthly		Monthly				Monthly

Warrants (Details Narrative) (USD $)	Feb. 27, 2012 Purea	Feb. 28, 2012 March 2011Warrants	Jun. 30, 2012 March 2011Warrants Purea
Class of Warrant or Right [Line Items]
Expiration period			5 years
Initial exercise price based on securities sold in Target Transaction Financing (in percent)			120.00%
Description of entitlement to purchase shares, securities and units			Equal to the Warrant Coverage (as defined below) (a) multiplied by the principal amount of the Note (the “Purchase Price”) and (b) divided by the Financing Share Price.
Description of calculation of warrant coverage			(i) 50% if closed on or prior to 120 days, (ii) 75% if closed after 120 days but before 150 days and (iii) 100%, if closed after 150 days after the closing of the Private Placement.
Replacement warrants issued		1,000,000
Expiration period		4 years
Warrants remain outstanding			1,000,000
Exercise price (in dollars per unit)	0.6		0.6
Initial exercise price (in dollars per share)			$ 0.6

Warrants (Details Narrative 2)	0 Months Ended				0 Months Ended		6 Months Ended
	Jun. 28, 2012	Apr. 25, 2012	Mar. 01, 2012	Feb. 27, 2012 Purea	Nov. 30, 2011 September2011NotesMember	Jun. 28, 2012 September 2011 Warrants	Jun. 30, 2012 September 2011 Warrants	Nov. 30, 2011 September 2011 Warrants Purea
Class of Warrant or Right [Line Items]
Expiration period							5 years
Description of Initial exercise price							Lower of $1.80 and 120% of the per share price in the Target Transaction Financing
Description of PIPE Offering							The holder to purchase the number of shares of common stock and/or other securities, including units of securities, sold in the PIPE Offering (as defined in the Warrant) equal to the principal amount of the note issued pursuant to the Securities Purchase Agreement, divided by the lower of $1.50 and the per share price in the PIPE Offering.
Common stock issued to notes payable holders					1,018,356
Number of securities entitle to called by warrants exercised	2,750,000	3,000,000		1,000,000				500,000
Exercise price (in dollars per share)				0.6				1
Number of securities entitle to called by warrants exercised						500,000
Common stock issued upon the cashless exercise of warrants	2,400,000	2,636,804	455,000			375,000

Warrants (Details Narrative 3)	Feb. 27, 2012 Purea	Jan. 25, 2012 January 2012 Warrants Purea	Jun. 30, 2012 January 2012 Warrants Purea
Class of Warrant or Right [Line Items]
Units issued to accredited investors, Units		1,300,000
Units issued to accredited investors, (in dollars per unit)		0.5
Description of capital units		(i) one share of the Company's common stock and (ii) a four-year warrant to purchase 0.5 shares of common stock at an exercise price of $1.00 per share, subject to adjustment upon the occurrence of certain events (the "January 2012 Warrants").
Warrants remain outstanding			650,000
Exercise price (in dollars per unit)	0.6		0.5

Warrants (Details Narrative 4)	0 Months Ended				0 Months Ended		6 Months Ended			0 Months Ended
	Jun. 28, 2012	Apr. 25, 2012	Mar. 01, 2012	Feb. 27, 2012 Purea	Jun. 30, 2012 February 2012 Warrants Purea	Apr. 25, 2012 February 2012 Warrants	Jun. 30, 2012 February 2012 Warrants Purea	Feb. 29, 2012 February 2012 Warrants Purea	Feb. 24, 2012 February 2012 Warrants Purea	Jul. 03, 2012 February 2012 Warrants Subsequent Event
Class of Warrant or Right [Line Items]
Number of warrants purchased	2,750,000	3,000,000		1,000,000	11,500,000	3,500,000	11,500,000	3,000,000	8,500,000	8,500,000
Expiration period					10 years		10 years
Exercise price (in dollars per unit)				0.6	0.2		0.2	0.2	0.2
Common stock issued upon the cashless exercise of warrants, Shares	2,400,000	2,636,804	455,000			2,636,804				7,650,000

Warrants (Details Narrative 5)	0 Months Ended				1 Months Ended	0 Months Ended
	Jun. 28, 2012	Apr. 25, 2012	Mar. 01, 2012	Feb. 27, 2012 Purea	Apr. 30, 2012 The Advisory and Consulting Warrants Purea	Aug. 02, 2012 The Advisory and Consulting Warrants Subsequent Event
Class of Warrant or Right [Line Items]
Number of warrants granted	2,750,000	3,000,000		1,000,000	200,000
Expiration period					5 years
Exercise price (in dollars per unit)				0.6	0.6
Common stock issued upon the cashless exercise of warrants, Shares	2,400,000	2,636,804	455,000			170,000

Warrants (Details Narrative 6)	0 Months Ended				0 Months Ended	6 Months Ended
	Jun. 28, 2012	Apr. 25, 2012	Mar. 01, 2012	Feb. 27, 2012 Purea	Jun. 28, 2012 June 2012 Warrants	Jun. 30, 2012 June 2012 Warrants Purea
Class of Warrant or Right [Line Items]
Number of warrants purchased	2,750,000	3,000,000		1,000,000	2,250,000	2,250,000
Expiration period						10 years
Exercise price (in dollars per unit)				0.6		0.4
Common stock issued upon the cashless exercise of warrants, Shares	2,400,000	2,636,804	455,000		2,025,000

Concentrations (Details Narrative)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Customer One
Concentration Risk [Line Items]
Sales Revenue Goods, Percent	31.00%	30.00%	29.00%	20.00%
CustomerConcentrationRisk1Member
Concentration Risk [Line Items]
Sales Revenue Goods, Percent	26.00%	14.00%	17.00%	13.00%

Contingencies (Details Narrative) (USD $)	0 Months Ended
Jun. 30, 2011
Brian Keller
Loss Contingencies [Line Items]
Annual Salaries	$ 200,000
Severance period	6 months
Christian Oertle
Loss Contingencies [Line Items]
Annual Salaries	150,000
Severance period	6 months
Daniel Fisher
Loss Contingencies [Line Items]
Annual Salaries	$ 200,000
Severance period	6 months

Contingencies (Details Narrative 2) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Contingencies Details Narrative 2
Total rent and related expenses under operating leases	$ 142,084	$ 178,846	$ 317,282	$ 337,329

Contingencies (Details Narrative 3) (USD $)	6 Months Ended
Jun. 30, 2012
Litigation filed by Aphena Pharma Solutions �� Maryland, LLC f/k/a Celeste Contract Packaging, LLC
Loss Contingencies [Line Items]
Name of Plaintiff	Aphena Pharma Solutions �� Maryland, LLC f/k/a Celeste Contract Packaging, LLC
Name of Defendant	BioZone Laboratories, Inc. and BioZone Pharmaceuticals, Inc. and Daniel Fisher
Domicile of Litigation	DISTRICT COURT FOR THE DISTRICT OF MARYLAND NORTHERN DIVISION
Case Number	Case 1:12-cv-00852-WDQ
Lawsuit Filing Date	19-Mar-12
Allegations	Alleges breach of contract and other commercial wrongdoing in connection with a single purchase order issued during early 2010 relating to the development of certain over the counter products to treat cough and cold symptoms.
Damages Sought	Although the complaint does not specify the amount of plaintiff’s alleged monetary damages, plaintiff’s payment associated with the purchase order was less than $190,000.
Litigation filed by Daniel Fisher
Loss Contingencies [Line Items]
Name of Plaintiff	Daniel Fisher
Name of Defendant	BiZone Pharmaceuticals, Inc., Elliot Maza, Brauser Honig Frost Group, Michael Brauser, Barry Honig, and The Frost Group LLC
Domicile of Litigation	United States District Court, Northern District of California
Case Number	No. 12-03716
Lawsuit Filing Date	16-Jul-12
Allegations

Fisher asserts claims for breach of contract, conversion, wrongful termination, and unjust enrichment, and violation of the federal whistleblower statute arising from his former role as an officer and director of the Company and certain contractual agreements that he entered into with the Company.

Damages Sought, Value	23,000,000
Actions Taken by Defendant	The Company disputes Fisher’s allegations, intends to vigorously defend them, and has filed an action against Fisher in New York.
Litigation filed by BioZone Pharmaceuticals, Inc
Loss Contingencies [Line Items]
Name of Plaintiff	BioZone Pharmaceuticals, Inc
Name of Defendant	Daniel Fisher and 580 Garcia Properties, LLC
Domicile of Litigation	Supreme Court of the State of New York, County of New York
Case Number	No. 652489/2012
Lawsuit Filing Date	18-Jul-12
Allegations	Alleging breach of contract, breach of fiduciary duty, negligence, and fraud claims arising from Fisher’s former role as an officer and director of the company
Damages Sought	The Company is seeking $2 million in damages, together with the cancellation of 6.65 million shares of the Company’s stock, and Fisher’s forfeiture of property located at 580 Garcia Avenue, Pittsburg, CA, which property is used by the Company as a warehouse facility.

Capital Deficiency (Details Narrative) (USD $)	0 Months Ended				0 Months Ended
	Jun. 28, 2012	Apr. 25, 2012	Mar. 01, 2012	Feb. 27, 2012 Purea	Jan. 25, 2012 January 2012 Warrants Purea	Jun. 30, 2012 January 2012 Warrants Purea
Units issued to accredited investors, Units					1,300,000
Units issued to accredited investors, (in dollars per unit)					0.5
Description of capital units					(i) one share of the Company's common stock and (ii) a four-year warrant to purchase 0.5 shares of common stock at an exercise price of $1.00 per share, subject to adjustment upon the occurrence of certain events (the "January 2012 Warrants").
Number of warrants purchased	2,750,000	3,000,000		1,000,000
Exercise price (in dollars per share)				0.6		0.5
Share price (in dollars per share)			$ 1
Common stock issued upon the cashless exercise of warrants, Shares	2,400,000	2,636,804	455,000

Subsequent Events (Details Narrative)	0 Months Ended				0 Months Ended					0 Months Ended
	Jun. 28, 2012	Apr. 25, 2012	Mar. 01, 2012	Feb. 27, 2012	Apr. 25, 2012 February 2012 Warrants	Jun. 30, 2012 February 2012 Warrants	Feb. 29, 2012 February 2012 Warrants	Feb. 24, 2012 February 2012 Warrants	Apr. 30, 2012 The Advisory and Consulting Warrants	Jul. 03, 2012 Subsequent Event February 2012 Warrants	Aug. 02, 2012 Subsequent Event The Advisory and Consulting Warrants
Subsequent Event [Line Items]
Number of warrants purchased	2,750,000	3,000,000		1,000,000	3,500,000	11,500,000	3,000,000	8,500,000	200,000	8,500,000
Common stock issued upon the cashless exercise of warrants, Shares	2,400,000	2,636,804	455,000		2,636,804					7,650,000	170,000